AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 2009
REGISTRATION NO. 33-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
SCHWAB CAPITAL TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)
Copies of communications to:

Timothy W. Levin, Esq.	John Loder, Esq.	Koji Felton, Esq.
Morgan Lewis & Bockius LLP	Ropes & Gray LLP	Charles Schwab Investment
1701 Market Street	One International Place	Management, Inc.
Philadelphia, PA 19103	Boston, MA 02110-2624	211 Main Street San Francisco, CA 94105
Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on September 24, 2009 pursuant to Rule 488.
     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

LAUDUS TRUST
211 Main Street
San Francisco, CA 94105
September [  ], 2009

Dear Shareholder:

Enclosed is some important information concerning your investment in the Laudus Rosenberg International Equity Fund (the “Laudus Fund” or “Acquired Fund”), a series of Laudus Trust (the “Trust”). We wish to inform you that the Board of Trustees of the Trust, after careful consideration, has approved the reorganization of the Laudus Fund into the Schwab International Core Equity Fund, a series of Schwab Capital Trust (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”) that has similar investment goals and strategies.

A Meeting of Shareholders of the Laudus Fund has been scheduled for 8:30 a.m. Pacific Time on November 12, 2009 to vote on the reorganization. If you are a shareholder of record as of the close of business on September 16, 2009, you are entitled to vote at the Meeting and at any adjournment or postponement of the Meeting.

The attached combined prospectus/proxy statement is designed to give you information relating to the proposal upon which you will be asked to vote. The Board of Trustees of the Trust is recommending that you approve the reorganization. We believe that this combination will benefit shareholders as follows:

•	The reorganization will result in a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•	The reorganization is intended to be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

Assuming approval of the reorganization, following the close of business on December 3, 2009, the Acquired Fund will be reorganized into the Surviving Fund such that each shareholder of the Acquired Fund will receive an amount of shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such holder at the time of the closing of the reorganization. We encourage you to support the Trustees’ recommendation to approve the proposal. Before you vote, however, please read the full text of the combined prospectus/proxy statement.

While you are, of course, welcome to join us at the Meeting, most shareholders are likely to cast their votes by filling out and signing the enclosed Proxy Card. Please mark, sign, and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You may also vote by touch-tone telephone or through the Internet as described on the enclosed Proxy Card.

Your vote is important to us. Please do not hesitate to call 1-800-447-3332 if you have any questions. Thank you for taking the time to consider this important proposal and for your investment in the Laudus Rosenberg International Equity Fund.

Sincerely,

Jeffrey Mortimer
President of the Laudus Funds

This Section summarizes the primary features and consequences of the reorganization of the Laudus Rosenberg International Equity Fund into the Schwab International Core Equity Fund (the “Reorganization”). It may not contain all of the information that is important to you. To understand the Reorganization, you should read the accompanying Prospectus/Proxy Statement and Appendix A to the Prospectus/Proxy Statement.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to the accompanying Prospectus/Proxy Statement as Appendix A.

Summary Questions and Answers

Q.	Why am I receiving the Prospectus/Proxy Statement?

A.	As more fully explained in the Prospectus/Proxy Statement, the Board of Trustees (the “Trustees”) of the Laudus Rosenberg International Equity Fund (the “Laudus Fund” or “Acquired Fund”) is seeking approval of the reorganization of the Laudus Fund into the Schwab International Core Equity Fund (the “Schwab Fund” or “Surviving Fund” and, together with the Laudus Fund, the “Funds”).

Q.	Who is eligible to vote?

A.	Shareholders of record of the Laudus Fund as of September 16, 2009, the record date, are entitled to notice of and to vote at the shareholder meeting or at any adjournment thereof. Shareholders of record will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold as of the record date.

Q.	How will the Reorganization affect my account?

Prior to the Reorganization, the Schwab Fund’s multiple share classes will be combined into a single share class. If the Reorganization is approved by shareholders of the Laudus Fund, each of the existing share classes of the Laudus Fund (Investor Shares and Select Shares) will be reorganized into the sole remaining share class of the Schwab Fund. Your Laudus Fund shares are expected to be exchanged for an equivalent dollar amount of Schwab Fund shares. Your account registration and account options will remain the same unless you change them. The exchange is intended to be on a tax-free basis for federal income tax purposes and therefore it is intended that your aggregate tax basis for federal income tax purposes in the account will remain the same.

Q.	How does the Board of Trustees recommend that I vote on the proposal?

A.	The Trustees recommend that shareholders vote “FOR” the proposed Reorganization. The factors considered by the Trustees in approving the Reorganization and recommending that you approve the proposal are discussed in more detail in the Prospectus/Proxy Statement.

Q.	How do I vote my shares?

A.	You can vote in any one of four ways:

• Through the Internet by following the instructions on the enclosed proxy card(s);

• By telephone by calling the number on the enclosed proxy card(s);

• By mail, by signing and returning the enclosed proxy card(s) in the prepaid envelope provided if you have received the Prospectus/Proxy Statement by mail; or

• In person at the shareholder meeting.

We encourage you to vote over the Internet or by telephone, following the instructions that appear on your proxy card(s). These voting methods will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Proxy cards that are properly signed, dated and received at or prior to the shareholder meeting will be voted as specified. If you specify a vote for the proposal, your proxy will be voted as you indicate. If you simply sign,

ii

date and return the proxy card, but do not specify a vote for the proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Q.	Will there be any federal income tax consequences as a result of the Reorganization?

A.	The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Laudus Fund and the Schwab Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.	What happens if the Reorganization is not approved by shareholders?

A.	If the Reorganization is not approved by shareholders, then the Laudus Fund will remain in existence, and the Trustees will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Laudus Fund.

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LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
211 Main Street
San Francisco, CA 94105

NOTICE OF A MEETING OF SHAREHOLDERS

September [  ], 2009

To the Shareholders:

This is to notify you that a Meeting of Shareholders of the Laudus Rosenberg International Equity Fund (the “Fund”) will be held on November 12, 2009, at 8:30 a.m. Pacific Time. The Meeting will be held at the offices of Charles Schwab & Co., Inc., [          ], San Francisco, California, 94105, for the following purposes:

1. To approve an Agreement and Plan of Reorganization by and between the Laudus Trust, on behalf of the Fund, and Schwab Capital Trust, on behalf of the Schwab International Core Equity Fund, a series of Schwab Capital Trust, which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Fund to the Schwab International Core Equity Fund in exchange for shares of the Schwab International Core Equity Fund; and (2) the distribution of the shares of the Schwab International Core Equity Fund to the shareholders of the Fund in liquidation of the Fund, as described in the attached Prospectus/Proxy Statement.

2. To transact such other business as may properly come before the Meeting.

Only shareholders of record at the close of business on September 16, 2009, the record date for the Meeting, are entitled to notice of, and to vote at, the Meeting and any adjournment thereof. All record date shareholders are invited to attend the Meeting in-person. However, if you are unable to be present at the Meeting, you are requested to mark, sign, and date the enclosed proxy card(s) and return it promptly in the enclosed envelope so that the Meeting may be held and a maximum number of shares may be voted. You may also vote by telephone or through the Internet. Shareholders are encouraged to vote their shares by telephone or through the Internet to reduce the time and costs associated with this proxy solicitation. Please see your proxy card(s) for more information and instructions on how to vote.

By Order of the Board of Trustees

Jeffrey Mortimer
President of the Laudus Funds

YOUR VOTE IS IMPORTANT

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN
THE POSTAGE-PAID ENVELOPE PROVIDED OR VOTE BY TOUCH-TONE TELEPHONE
OR INTERNET SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

SCHWAB CAPITAL TRUST
211 Main Street
San Francisco, CA 94105

PROSPECTUS/PROXY STATEMENT

September [  ], 2009

Acquisition of the assets and liabilities of:	By and in exchange for shares of:

Laudus Rosenberg International Equity Fund A series of Laudus Trust 211 Main Street San Francisco, CA 94105 (800) 648-5300	Schwab International Core Equity Fund A series of Schwab Capital Trust 211 Main Street San Francisco, CA 94105 (800) 435-4000

This Prospectus/Proxy Statement is being furnished to shareholders of the Laudus Rosenberg International Equity Fund (the “Laudus Fund” or the “Acquired Fund”), a series of Laudus Trust, in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of the Acquired Fund will receive shares of the Schwab International Core Equity Fund (the “Schwab Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), a series of Schwab Capital Trust, equal in aggregate value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be completed after market close on or about December 3, 2009, such that shareholders of the Acquired Fund will become shareholders of the Surviving Fund on or about December 4, 2009.

The Board believes that the Reorganization is in the best interest of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders.

The Acquired Fund is a series of Laudus Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. Laudus Trust currently consists of 13 separate series, including the Acquired Fund. The Surviving Fund is a series of Schwab Capital Trust, which is a Massachusetts business trust registered with the SEC as an open-end management investment company. Schwab Capital Trust currently consists of 35 separate series, including the Surviving Fund. Charles Schwab Investment Management, Inc. (the “Adviser” or “CSIM”) serves as the investment adviser to the Acquired Fund and the Surviving Fund. AXA Rosenberg Investment Management LLC (the “Subadviser” or “AXA Rosenberg”) serves as the investment subadviser to the Acquired Fund. The investment objective of the Acquired Fund is to seek a total return (capital appreciation and current income) greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI-EAFE Index”). In doing so, the Acquired Fund will place relatively greater emphasis on capital appreciation than on current income. The investment objective of the Surviving Fund is to seek long-term capital growth.

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and the Surviving Fund and the Reorganization. This Prospectus/Proxy Statement and the enclosures are being mailed to shareholders on or about October [  ], 2009.

A Statement of Additional Information dated September [  ], 2009, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this

Prospectus/Proxy Statement. In addition, the following documents have been filed with the SEC and are incorporated herein by reference:

•	The prospectus for the Acquired Fund dated July 29, 2009, as supplemented August 12, 2009; and

•	The prospectus for the Surviving Fund dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009.

Documents incorporated by reference into this Prospectus/Proxy Statement are legally considered part of this Prospectus/Proxy Statement.

In addition, the prospectus for the Surviving Fund dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, accompanies this Prospectus/Proxy Statement. Additional information relating to the Acquired Fund is contained in (a) the Statement of Additional Information for the Acquired Fund dated July 29, 2009; and (b) the Annual Report to Shareholders of the Acquired Fund for the fiscal year ended March 31, 2009. Additional information relating to the Surviving Fund is contained in (a) the Statement of Additional Information for the Surviving Fund dated February 28, 2009, as amended July 1, 2009; (b) the Annual Report to Shareholders of the Surviving Fund for the fiscal year ended October 31, 2008; and (c) the Semi-Annual Report to Shareholders of the Surviving Fund for the fiscal period ended April 30, 2009. These Statements of Additional Information and Annual and Semi-Annual Reports have been filed with the SEC.

For a free copy of any of the Acquired Fund documents described above, you may call 1-800-648-5300, or you may write to the Acquired Fund at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain these documents by accessing the Internet site for Laudus Trust at www.laudus.com. For a free copy of any of the Surviving Fund documents described above, you may call 1-800-435-4000, or you may write to the Surviving Fund at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain these documents by accessing the Internet site for Schwab Capital Trust at www.schwab.com/schwabfunds. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. SYNOPSIS

The following Synopsis provides a brief overview of the key points the Acquired Fund believes are typically of concern to shareholders considering a proposed transaction such as the Reorganization. For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Proxy Statement that follows this Synopsis.

A.	The Proposed Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and Institutional Shares. The Acquired Fund offers two separate share classes: Investor Shares and Select Shares. Prior to the Reorganization, the three separate share classes of the Surviving Fund will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Investor Shares and Select Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.

This transfer of assets and liabilities is expected to take place after market close on or about December 3, 2009. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time (as defined below) in exchange for their Select Shares and Investor Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes. This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund for federal income tax purposes.

The Reorganization will not occur unless approved by a majority of shareholders of the Acquired Fund. In addition, the implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see “Information About the Reorganization” below.

CSIM will bear the costs and pay the expenses related to the preparation and assembly of this Prospectus/Proxy Statement and all mailing and other expenses associated with the proxy solicitation process and the Reorganization, which are expected to be approximately $     .

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
“FOR” THE PROPOSED REORGANIZATION

B.	Comparison of the Investment Objectives and Principal Investment Strategies of the Acquired Fund and Surviving Fund.

The Acquired Fund and Surviving Fund have similar investment objectives. The investment objective of the Acquired Fund is to seek a total return (capital appreciation and current income) greater than that of the MSCI-EAFE Index. In doing so, the Acquired Fund will place relatively greater emphasis on capital appreciation than on current income. The investment objective of the Surviving Fund is to seek long-term capital growth.

The Acquired Fund invests in the equity securities of large foreign companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of large foreign companies. Although the Fund invests primarily in securities of the companies included in the MSCI-EAFE Index, it may invest up to 40% of its assets in the securities of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.

There are no prescribed limits on the Acquired Fund’s geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Acquired Fund will typically invest in approximately 21 different countries across three regions: Europe, the Far East and Australia. Under normal market circumstances, the Acquired Fund’s investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Acquired Fund may restrict the number of securities markets in which its assets will be invested. The Acquired Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

In managing the Acquired Fund, AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as “expert systems,” which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock. The Valuation Model analyzes European companies and Asian companies (other than Japanese companies) in a nearly global model (which includes the United States and Canada, but which excludes Japan), and Japanese companies in an independent national model, incorporating the various accounting standards that apply in different markets.

The Acquired Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg’s stock selection models, other factors, such as the Fund’s industry weightings and the risks associated with specific individual stock selections, also affect the Fund’s performance.

The Surviving Fund invests primarily in the stocks of publicly traded companies located in developed countries excluding the United States. Though the Surviving Fund invests primarily in securities issued by companies located in developed countries, it may also invest in securities issued by companies located in emerging markets. The Surviving Fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Surviving Fund considers any country that is not a developed country to be an emerging market country. The Surviving Fund may also invest in exchange-traded funds.

The Surviving Fund seeks to assemble a portfolio with long-term performance that will exceed that of the MSCI-EAFE Index. Under normal circumstances, the Surviving Fund invests at least 80% of its net assets in equity securities. The Surviving Fund will notify its shareholders at least 60 days before changing this policy. The Surviving Fund typically invests a majority of its assets in the stocks of large-cap and mid-cap companies but may invest a portion of its assets in small-cap companies. In addition, the portfolio managers intend to spread the Surviving Fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

To aid its stock selection, the Surviving Fund uses Charles Schwab and Co., Inc.’s (“Schwab’s”) proprietary international stock research. This research ranks stocks of publicly traded companies located in the countries in the MSCI-EAFE Index plus publicly traded stocks of companies located in certain additional countries not included in the MSCI-EAFE Index. The stocks are ranked based on factors that Schwab believes to be indicative of stocks’ performance potential. In addition, the Surviving Fund may purchase certain stocks, such as shares of real estate investment trusts (REITs) that have not been ranked by Schwab’s research.

Schwab’s research evaluates each stock on the basis of investment criteria from four broad categories: Fundamentals, Valuation, Momentum and Risk. From time to time, Schwab may update the research methodology as well as the factors underlying each broad category. The Fundamentals category evaluates stocks based upon measures derived from recent financial statement data. Stocks with attributes such as high earnings quality and profitability tend to have a better Fundamentals rank. The Valuation category examines several value-oriented investment criteria. Stocks of firms with attractive relative valuation multiples tend to have a better Valuation rank. The Momentum category is based upon several measures of investor sentiment change. Stocks with attributes such as increasing analyst earnings forecasts and strong relative price performance tend to have a better Momentum rank. The Risk category is based upon measures of company-specific investment risk. Larger stocks of high institutional investor interest tend to have a better Risk rank.

The Surviving Fund may also use additional research as a component of its overall stock selection process. This research may incorporate the analysis of factors including, but not limited to, valuation, balance sheet strength, future earnings power and trading activity to identify companies expected to outperform the broader equity market.

The Surviving Fund uses an optimization model to assist in constructing the portfolio. In portfolio optimization, the portfolio managers seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the level of portfolio turnover, country and sector diversification, and volatility considerations. The Surviving Fund generally does not intend to hedge its exposure to foreign currencies.

For further information about the Funds’ investment objectives and strategies, see “Additional Information About the Surviving Fund and the Acquired Fund — Comparison of Investment Objectives and Principal Investment Strategies of the Funds.”

C.	Comparison of the Fundamental Investment Limitations of the Acquired Fund and Surviving Fund.

The table below compares and contrasts the fundamental investment limitations of the Acquired Fund and the Surviving Fund. A fundamental investment limitation may be charged only by vote of a majority of a Fund’s outstanding voting shares. More complete information may be found in the respective Statements of Additional Information for the Acquired Fund and the Surviving Fund.

LAUDUS FUND	SCHWAB FUND

Borrowing Money	Borrowing Money
The Laudus Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.	The Schwab Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

LAUDUS FUND	SCHWAB FUND

Underwriting	Underwriting
The Laudus Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.	The Schwab Fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Investing in Real Estate	Investing in Commodities or Real Estate
The Laudus Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.	The Schwab Fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Investing in Commodities	Investing in Commodities or Real Estate
The Laudus Fund may not purchase or sell commodities or commodity contracts except that it may purchase and sell stock index and other financial futures contracts and options thereon.	See above.

Concentration	Concentration
The Laudus Fund may not concentrate more than 25% of the value of its total assets in any one industry.	The Schwab Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Investing in Securities of Other Investment Companies	Investing in Securities of Other Investment Companies
The Laudus Fund may not invest in securities of other investment companies, except to the extent permitted by the 1940 Act, or by an exemptive order issued by the SEC.
While the Schwab Fund does not have a fundamental limitation with regard to investing in securities of other countries, it does have a non-fundamental policy with regard to such matter as follows:

The Schwab Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Lending	Lending
The Laudus Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Funds’ portfolio securities.	The Schwab Fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

LAUDUS FUND	SCHWAB FUND

Issuing Senior Securities	Issuing Senior Securities
The Laudus Fund may not issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted the Fund’s restriction on pledging assets below; any borrowing permitted by the Fund’s restriction on borrowing money above; short sales permitted by the Fund’s restriction on selling securities short below; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)	The Schwab Fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Diversification	Diversification
With respect to 75% of its total assets, the Laudus Fund may not invest in a security if, as a result of such investment, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.	The Schwab Fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Purchases on Margin	Purchases on Margin
The Laudus Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)
While the Schwab Fund does not have a fundamental limitation with regard to purchasing securities on margin, it does have a non-fundamental policy with regard to such matter as follows:

The Schwab Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Selling Short	Selling Short
The Laudus Fund may not make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales “against the box” are not subject to this limitation.	While the Schwab Fund does not have a fundamental limitation with regard to selling securities short, it does have a non-fundamental policy with regard to such matter as follows: The Schwab Fund may not sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

LAUDUS FUND	SCHWAB FUND

Pledging Assets
The Laudus Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost) and then only to secure borrowings permitted by the Fund’s restriction on borrowing money above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)	The Schwab fund does not have a fundamental or non-fundamental limitation with regard to pledging assets.

D.	Fees and Expenses.

The Surviving Fund pays a lower management fee than the Acquired Fund. Further, after the Reorganization, the Surviving Fund’s net operating expenses are expected to be lower than the Acquired Fund’s current total and net operating expenses. As discussed in the footnotes to the fee table, Charles Schwab & Co., Inc.’s (“Schwab”) and CSIM’s agreement to limit the net operating expenses of the Surviving Fund continues for so long as CSIM serves as the investment adviser to the Surviving Fund. As discussed above, prior to the Reorganization, the Surviving Fund’s three existing share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.

The following table sets forth: (i) the fees and expenses of the Select Shares and Investor Shares of the Laudus Fund as of April 30, 2009; (ii) the fees and expenses of the Schwab Fund as of April 30, 2009, restated to reflect the fees and expenses of the Schwab Fund as if the combination of the Schwab Fund’s three share classes into a single class shares occurred on April 30, 2009; and (iii) the estimated fees and expenses of the Schwab Fund on a pro forma basis after giving effect to the Reorganization, based on pro forma combined assets as of April 30, 2009.

As reflected in the footnotes to the fee table, certain fees and expenses of the Schwab Fund have been restated to reflect fund fees and expenses as of July 1, 2009. Specifically, the fees of the Schwab Fund have been restated to reflect the Schwab Fund’s current management fee and other expenses, which include a shareholder servicing fee of 0.25%. “Shareholder Fees” are charged to you directly by a Fund. “Annual Fund Operating Expenses” are paid out of Fund assets, so their effect is included in a Fund’s total return or the total return of each share class of a Fund, as applicable.

							PRO FORMA
							COMBINED
	LAUDUS FUND						SCHWAB FUND
	Select Shares		Investor Shares		SCHWAB FUND[3]		(SURVIVING FUND)[3]

SHAREHOLDER FEES (% of transaction amount)
Maximum Sales Charge (Load) Imposed on Purchases	N/A		N/A		N/A		N/A
Maximum Deferred Sales Charge (Load)	N/A		N/A		N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A		N/A		N/A		N/A
Redemption Fee	2.00	[1]	2.00	[1]	2.00	[4]	2.00	[4]
Exchange Fee	N/A		N/A		N/A		N/A
ANNUAL FUND OPERATING EXPENSES (% of average net assets)
Management Fees	0.85		0.85		0.58	[5]	0.58[5]
Distribution and Shareholder Service (12b-1) Fees	—		0.25		—		—
Other Expenses	0.43		0.59		0.89	[6]	0.74
Total Annual Fund Operating Expenses	1.28		1.69		1.47		1.32
Less Fee Waivers/Expense Reimbursement	(0.16)[2]		(0.29)[2]		(0.61)[7]		(0.46)[7]
Net Operating Expenses	1.12		1.40		0.86		0.86

[1]	Charged only to shares redeemed or exchanged within 30 days of purchase. Laudus Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Laudus Trust or the Laudus Fund. The Laudus Fund charges no other redemption fees.

[2]	Pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) the Adviser has agreed to waive its management fee and bear certain expenses for the Select and Investor classes of the Laudus Fund when the operating expenses reach 1.12% and 1.40%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Laudus Fund to the Adviser during the next two fiscal years to the extent that the repayment will not cause the Laudus Fund’s Net operating expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

[3]	Currently, the Schwab Fund offers three separate share classes: Investor Shares, Select Shares and Institutional Shares. Prior to the Reorganization, these three separate share classes will be combined into a single share class of the Schwab Fund and the Schwab Fund will no longer offer separate shares classes. Accordingly, the shareholders of the Laudus Fund will receive shares of the sole remaining share class of the Schwab Fund in connection with the Reorganization. The fees and expenses of the Schwab Fund have been restated to reflect the fees and expenses of the Schwab Fund as if the combination of the Schwab Fund’s three share classes into a single class of shares occurred on April 30, 2009.

[4]	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the Schwab Fund.

[5]	Restated to reflect the Schwab Fund’s current management fee as of July 1, 2009.

[6]	Restated to reflect the Schwab Fund’s current fees and expenses as of July 1, 2009 and to give effect to the combination of the Schwab Fund’s three existing share classes into a single share class as if such combination occurred on April 30, 2009. Other expenses include a shareholder servicing fee of 0.25%.

[7]	Effective May 5, 2009, Schwab and the Adviser have agreed to limit the “Net operating expenses” of the Schwab Fund to 0.86% (excluding interest, taxes and certain non-routine expenses) for so long as the Adviser serves as the investment adviser to the Schwab Fund. This agreement may only be amended or terminated with the approval of the Schwab Fund’s Board of Trustees.

Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund’s operating expenses remain the same and you reinvest all dividends and distributions. The expenses would be the same whether you stayed in the Funds or sold your shares at the end of the period. The figures for the Schwab Fund and Pro Forma Combined Schwab Fund are based on “Net operating expenses.” The one-year figures for the Laudus Fund are based on “Net operating expenses.”

	1 Year	3 Years	5 Years	10 Years

LAUDUS FUND
Select Shares	$114	$373	$671	$1,516
Investor Shares	$143	$475	$862	$1,948
SCHWAB FUND*	$88	$274	$477	$1,061
PRO FORMA COMBINED SCHWAB FUND*	$88	$274	$477	$1,061

*	Currently, the Schwab Fund offers three separate share classes: Investor Shares, Select Shares and Institutional Shares. Prior to the Reorganization, these three separate share classes will be combined into a single share class of the Schwab Fund and the Schwab Fund will no longer offer separate shares classes. Accordingly, the shareholders of the Laudus Fund will receive shares of the sole remaining share class of the Schwab Fund in connection with the Reorganization. The fees and expenses of the Schwab Fund have been restated to reflect the fees and expenses of the Schwab Fund as if the combination of the Surviving Fund’s three share classes into a single class of shares occurred on April 30, 2009.

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.

E.	Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

The chart below highlights the purchase, redemption and exchange/conversion features of the Laudus Fund as compared to such features of the Schwab Fund.

	LAUDUS FUND —	LAUDUS FUND —	SCHWAB
	INVESTOR SHARES	SELECT SHARES	FUND[1,2]

PURCHASE, REDEMPTION AND EXCHANGE/CONVERSION FEATURES
Minimum initial purchase/additional investment	$100/None[3]	$50,000/None[4]	$100/None[5]
Purchases	By intermediary or directly with the Laudus Fund by wire, mail, or the Laudus Funds Automatic Investment Program	By intermediary or directly with the Laudus Fund by wire, mail, or investments in kind	By authorized intermediary or, if eligible, directly with the Schwab Fund by wire or mail
Redemptions	By intermediary or directly with the Laudus Fund by mail, phone (if authorized), or systematic withdrawal plan	By intermediary or directly with the Laudus Fund by mail, phone (if authorized), or systematic withdrawal plan	By authorized intermediary or, if eligible, directly with the Schwab Fund by mail or phone (if authorized)
Exchanges/Conversions	By intermediary or directly with the Laudus Fund by mail or phone (if authorized)[6]	By intermediary or directly with the Laudus Fund by mail or phone (if authorized)[6]	By authorized intermediary or, if eligible, directly with the Schwab Fund by mail or phone (if authorized)[7]

[1]	Only Eligible Investors (as defined below) may purchase, redeem or exchange/convert shares directly from the Schwab Fund’s transfer agent. All other investors must purchase, redeem or exchange/convert their shares through an authorized intermediary. The Schwab Fund reserves the right to determine which potential investors qualify as Eligible Investors. Shareholders of the Acquired Fund that hold their Acquired Fund shares directly with the Acquired Fund’s transfer agent and that receive shares of the Schwab Fund in connection with the Reorganization will be considered “Eligible Investors” of the Schwab Fund.

[2]	Only certain intermediaries are authorized to accept orders on behalf of the Schwab Fund. If your fund shares are not held by an authorized intermediary, the Schwab Fund reserves the right to redeem your shares. Intermediaries holding shares of the Acquired Fund at the Effective Time of the Reorganization will be considered authorized intermediaries of the Schwab Fund after the Reorganization. Accordingly, shareholders of the Acquired Fund with accounts at such intermediaries at the Effective Time of the Reorganization will be permitted to transact with the Schwab Fund through such intermediaries after the Reorganization.

[3]	Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $100 in the Laudus Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described in footnote 4, and for accounts held through certain intermediaries, including those who have made arrangements with the Laudus Fund to offer shares to their clients as part of various asset allocation programs.

[4]	Select Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Select Shares, an investor must make an initial investment of at least $50,000 in the Laudus Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. The minimum may also be waived for certain other investors, including directors, officers and employees of Charles Schwab and AXA Rosenberg.

[5]	On May 5, 2009, the investment minimum of the Select Shares and Institutional Shares of the Schwab Fund was lowered to $100 to match the existing investment minimum of the Schwab Fund’s Investor Shares. This action was taken in preparation for the Schwab Fund’s share class combination, which will occur prior to the Reorganization. At the time of the Reorganization, shares of the Schwab Fund will have an investment minimum of $100 and no minimum subsequent investment requirement or minimum balance requirement. These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving.

[6]	Subject to certain limitations, shares of a Fund, including any class of shares, may be exchanged or converted into shares of any other Fund of the Laudus Trust, or class of shares. In order to convert your shares to another class of shares, you must satisfy the minimum requirements for the new class of shares.

[7]	Subject to certain limitations, shares of the Schwab Fund may be exchanged or converted into shares of any other Schwab mutual fund or Laudus MarketMasters Fund that is not a sweep investment. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting.

For further information about the purchase, redemption and exchange/conversion features of the Laudus Fund as compared to such features of the Schwab Fund, see “Additional Information About the Surviving Fund and the Acquired Fund — Shareholder Information”.

Shareholders of the Acquired Fund may continue to redeem Fund shares and existing investors of the Acquired Fund may continue to purchase Fund shares at any time prior to the close of business on December 2, 2009. The holding period for purposes of calculating any applicable redemption fee in shares of the Acquired Fund will carry over to the shares of the Surviving Fund received in connection with the Reorganization.

The Acquired Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Acquired Fund’s policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually although, in each case, it may do so more frequently as determined by the Trustees of Laudus Trust.

The Surviving Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a Fund in good order on or prior to the close of the Fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

In valuing their securities, the Funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a Fund may value securities based on fair values developed using methods approved by the Trustees of the Laudus Trust and Schwab Capital Trust. The Funds’ procedures for valuing their assets are the same.

II. PRINCIPAL RISK FACTORS.

The principal risks of investments in the Acquired Fund and Surviving Fund are similar. As with any stock mutual fund, you may lose money if you invest in a Fund. Among the principal risks that could adversely affect the value of the Acquired Fund’s and the Surviving Fund’s shares and cause you to lose money on your investment are:

Risks Applicable to Acquired Fund and Surviving Fund

Investment Risk	An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund’s portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. This risk is significant for both Funds.

Management Risk	The Acquired Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

The Surviving Fund is subject to management risk because CSIM makes investment decisions for the Fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, if market dynamics change, the effectiveness of this strategy may be limited. Either of these risks may cause the Surviving Fund to underperform its benchmark or other funds with a similar investment objective. The Surviving Fund may invest in stocks that have not been ranked by Schwab’s research, and these stocks may underperform the Surviving Fund’s stocks that have been ranked by Schwab’s research.

Risk of Investments in Exchange-Traded Funds (ETFs)	Each Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Securities Lending Risk	Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund also will receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Funds will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund may pay lending fees to a party arranging the loan.

Foreign Investment Risk	Each Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Currency Risk	As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, each Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Each Fund has one or more additional principal risks to which an investment in the other Fund is not exposed, as shown in the table below.

Risk Applicable to the Acquired Fund	Risks Applicable to the Surviving Fund

Large-Size Company Risk.
Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or stocks of mid- or small-size companies, for instance — the Acquired Fund’s performance also will lag those investments.	Large- and Mid-Cap Risk.
Many of the risks of the Surviving Fund are associated with its investment in large- and mid-cap international stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Surviving Fund’s performance also will lag these investments.
Emerging Market Risk.
Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less

Risk Applicable to the Acquired Fund	Risks Applicable to the Surviving Fund

uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Surviving Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
REITs Risk.
The Surviving Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition to the risks associated with investing in securities of real estate companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Surviving Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and the Surviving Fund will bear a proportionate share of those expenses.
Small-Cap Risk.
Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and

Risk Applicable to the Acquired Fund	Risks Applicable to the Surviving Fund

may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — the Surviving Fund’s performance could be reduced to the extent its portfolio is holding small- cap stocks.
Derivatives Risk.
The Surviving Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The Surviving Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Surviving Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Surviving Fund.

III. INFORMATION ABOUT THE REORGANIZATION

A.	Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about December 3, 2009 (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of Laudus Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by Laudus Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to Laudus Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed. The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund. Any special options relating to a shareholder’s account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A. Except as set forth below, Laudus Trust or Schwab Capital Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund, respectively, under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. Certain conditions under the Plan cannot be waived by Laudus Trust or Schwab Capital Trust, including the conditions that the Reorganization be approved by the shareholders of the Acquired Fund and that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board of Laudus Trust or the Board of Schwab Capital Trust may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board of Laudus Trust and the Board of Schwab Capital Trust determine that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund, respectively.

The Adviser will bear the expenses incurred in connection with the Reorganization, including the costs of the proxy solicitation and tabulation. The estimated costs are $60,000.

The Trustees of the Acquired Fund have voted to approve the proposed Reorganization. The Trustees recommend that shareholders of the Acquired Fund also approve the proposed Reorganization. The actions contemplated by the Plan and the related matters described therein will be consummated only if approved by the affirmative vote of the majority of the outstanding voting securities of the Acquired Fund.

B.	Description of Reorganization Shares.

Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan. Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and Institutional Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Surviving Fund and shareholders of Investor Shares and Select Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The following summarizes some key information about the shares of the Surviving Fund that will be received by shareholders of the Acquired Fund:

•	The initial minimum investment of the Surviving Fund is $100. There is no minimum balance requirement or subsequent investment minimum.

•	Similar to the Acquired Fund, the Surviving Fund imposes a 2.00% redemption fee for shares that are sold or exchanged 30 days or less after buying them. This redemption fee is paid directly to the Surviving Fund. The Surviving Fund reserves the right to waive this redemption fee if it believes that such a waiver is in the best interests of the Fund and its long-term shareholders.

•	Unlike the Investor Shares of the Acquired Fund, shares of the Surviving Fund will not be subject to any distribution and shareholder service fee (Rule 12b-1 fee). However, shares of the Surviving Fund are subject to a non-Rule 12b-1 shareholder servicing fee of 0.25%.

•	Unlike the Investor Shares of the Acquired Fund, shares of the Surviving Fund will not be subject to a fee for sub-accounting and sub-transfer agency services.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds — Shareholder Information.”

C.	Reasons for the Reorganization.

The Board considered the Reorganization at a meeting held on July 30, 2009, and the Board, including a majority of the Trustees who are not “interested persons” of the Laudus Trust as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund and its shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•	the similarity of the investment objective and investment strategies of the Acquired Fund to those of the Surviving Fund, and the resulting overlap in underlying portfolio holdings;

•	the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	that the current management fee rate paid by the Surviving Fund is less than that paid by the Acquired Fund;

•	that the Adviser and Schwab have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Surviving Fund to 0.86% for so long as the Adviser serves as the investment adviser to the Fund, resulting in an overall expense reduction for Acquired Fund shareholders;

•	the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund’s continuing viability as a stand-alone series of Laudus Trust;

•	that the expenses of the Reorganization would not be borne by the Acquired Fund’s shareholders;

•	the reasonableness of the terms of the Plan; and

•	that the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Acquired Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

D.	Federal Income Tax Consequences.

Each Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Funds receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3) No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4) The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5) The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Acquired Fund immediately before the Reorganization;

(6) The holding period for the shares of the Surviving Fund received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7) The holding period for the Surviving Fund with respect to the assets of the Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

As of March 31, 2009, the Acquired Fund had unutilized capital loss carryforwards of approximately $13,664,040. Such capital loss carryforwards of the Acquired Fund incurred will expire October 31, 2016. The final amount of the Acquired Fund’s unutilized capital loss carryforwards, however, is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

E.	Shareholder Rights, Description of the Securities to be Issued.

Laudus Trust and Schwab Capital Trust are each organized as a Massachusetts business trust. A description of the material differences between the provisions of the Laudus Trust’s governing documents and Schwab Capital Trust’s governing documents is described in the table below.

	Laudus Trust	Schwab Capital Trust

Shareholder voting rights	The Laudus Declaration of Trust provides that shareholders have the right to vote only for (i) for the election of Trustees as provided in Article IV, Section 1, (ii) with respect to any amendment of this Declaration of Trust to the extent and as provided in Article IX, Section 8, (iii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, (iv) with respect to the termination of the Trust or any Series or Class to the extent and as provided in Article IX, Section 4, and (v) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.	The Schwab By-Laws provide that shareholders have the right to vote only for (i) for the election of Trustees as provided in the Declaration of Trust, provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, (ii) with respect to any manager or sub-adviser as provided in the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to any termination of the Trust to the extent and as provided in the Declaration of Trust, (iv) with respect to any amendment of the Declaration of Trust to the extent and as provided in the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, By-Laws or any registration of the Trust with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

	Laudus Trust	Schwab Capital Trust

Quorum for Shareholder Meetings	The Laudus Trust Declaration of Trust states that a quorum is met when 40% of the shares entitled to vote are present.	The Schwab By-Laws state that a quorum is met when at least a majority of the shares entitled to vote are present.

Amendment to the Declaration of Trust	The Laudus Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized so to do by vote of a majority of the shares entitled to vote, except that amendments described in Article III, Section 5 of the Declaration of Trust or having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by shareholder vote.	The Schwab Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of shareholders holding a majority of the shares of each series entitled to vote, except that an amendment which shall affect the holders of one or more series of shares but not the holders of all outstanding series shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series affected and no vote of shareholders of a series not affected shall be required. Amendments having the purpose of changing the name of the Trust, of establishing, changing, or eliminating the par value of the shares or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust shall not require authorization by shareholder vote.

Termination of the fund, series or class	The Laudus Declaration of Trust provides that the Trust may be terminated at any time by vote of at least 66-2/3% of the shares of each series entitled to vote and voting separately by series or by the Trustees by written notice to the shareholders. Any series may be terminated at any time by vote of at least 66-2/3% of the shares of that series or by the Trustees by written notice to the shareholders of that series. Any class may be separately terminated at any time by vote of at least a majority of the shares of that class present and voting on the question (a quorum being present) or by the Trustees by written notice to the shareholders of that class.	The Schwab Declaration of Trust provides that the Trust may be terminated at any time by the vote of shareholders holding at least a majority of the shares of each series entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least a majority of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

	Laudus Trust	Schwab Capital Trust

Merger, consolidation or conversion
The Laudus Declaration of Trust provides that the Trustees may cause the Trust to be merged into or consolidated with another trust or company or its shares exchanged under or pursuant to any state or federal statute, if any, or otherwise to the extent permitted by law, if such merger or consolidation or share exchange has been authorized by vote of a majority of the outstanding shares; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation.

Trustees may, without approval of the relevant shareholders, amend the Declaration of Trust to combine one or more series or classes of the Trust into a single series or class on such terms and conditions as the Trustees shall determine.
The Schwab Declaration of Trust provides that any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of Schwab Capital Trust’s Board. When sold in accordance with its Agreement and Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Schwab Capital Trust’s portfolios, of any general assets of Schwab Capital Trust not belonging to any particular portfolio of Schwab Capital Trust which are available for distribution. In the event of a liquidation or dissolution of Schwab Capital Trust, its shareholders will be entitled to the same distribution process.

F.	Capitalization.

The Surviving Fund’s total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. As discussed above, prior to the Reorganization, the Surviving Fund’s existing share classes will be combined into a single class of shares of the Surviving Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The following table sets forth:

(1) the capitalization of each share class of the Acquired Fund as of April 30, 2009 (unaudited);

(2) the capitalization of each share class of the Surviving Fund as of April 30, 2009 (unaudited); and

(3) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the combination of the Surviving Fund’s three share classes into a single class of shares as if such combination occurred on April 30, 2009 (unaudited).

					PRO FORMA
					COMBINED
					SCHWAB FUND
	LAUDUS FUND	SCHWAB FUND	ADJUSTMENTS		(SURVIVING FUND)(a)

Net Assets
Investor Shares	$8,107,099	$18,833,462
Select Shares	$35,398,102	$8,465,491
Institutional Shares		$2,525,728			$73,229,882
Shares Outstanding
Investor Shares	1,342,290	3,419,897
Select Shares	5,876,272	1,537,098
Institutional Shares		458,680	12,858,254	(b)	13,316,934
Net Asset Value Per Share
Investor Shares	$6.04	$5.51
Select Shares	$6.02	$5.51
Institutional Shares		$5.51			$5.51

(a)	Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and Institutional Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The capitalization of the Pro Forma Combined Schwab Fund (Surviving Fund) has been calculated as if the combination of the Surviving Fund’s three share classes into a single class of shares occurred on April 30, 2009.

(b)	Figure reflects the issuance by the Surviving Fund of approximately 7,900,679 shares to the Acquired Fund’s shareholders in connection with the proposed Reorganization, and 4,957,575 shares to the shareholders of Surviving Fund’s Investor and Select Shares in connection with the share class combination.

This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of market movements and daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV. ADDITIONAL INFORMATION ABOUT THE
SURVIVING FUND AND THE ACQUIRED FUND

A.	Performance History.

Set forth below is past performance information for the Acquired Fund. Because the Surviving Fund has less than one calendar year of performance, performance information is not shown for the Surviving Fund.

The following total returns information shows the returns of the Acquired Fund before and after taxes, and compares the performance (which varies over time) of the Fund to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The Fund’s past performance (whether before or after taxes) is not indicative of its future performance.

Laudus Fund

Yearly performance (%) — Select Shares†

This chart provides some indication of the risks of investing in the Laudus Fund by showing changes in the Fund’s performance from year to year for the past eight calendar years.

†	For the period December 31, 2008 through June 30, 2009, the aggregate (non-annualized) total pre-tax return of the Select Shares was 0.00%.

During all periods shown in the bar graph, the Laudus Fund’s highest quarterly return was 18.71%, for the quarter ended June 30, 2003, and its lowest quarterly return was -24.00%, for the quarter ended September 30, 2008.

Performance Table

This table shows how the Laudus Fund’s performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns (for periods ending December 31, 2008)

			Since Inception of	Since Inception of
	Past one	Past five	Select Shares	Investor Shares
	year	years	(6/7/00)	(12/5/00)

Select Shares*
Return Before Taxes	-44.23%	0.09%	-1.60%	—
Return After Taxes on Distributions	-42.68%	-0.49%	-2.23%	—
Return After Taxes on Distributions and Sale of Fund Shares	-28.14%	0.30%	-1.40%	—
Investor Shares	-44.32%	-0.23%	—	-0.69%
MSCI-EAFE Index**	-43.06%	2.10%	-1.14%	0.39%

*	After-tax returns are shown for Select Shares only and will vary for Investor Shares of the Laudus Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor’s actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Laudus Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Reflects no deduction for fees, expenses or taxes.

B.	Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.

The following is a comparison of the investment objectives and principal investment strategies of the Funds. As stated above, the Acquired Fund and the Surviving Fund have similar investment objectives, and they pursue similar principal investment strategies.

LAUDUS FUND	SCHWAB FUND
(the Acquired Fund)	(the Surviving Fund)

Investment Objective	Investment Objective
The Acquired Fund seeks a total return (capital appreciation and current income) greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI-EAFE Index”). In doing so, the Acquired Fund will place relatively greater emphasis on capital appreciation than on current income.	The Surviving Fund seeks long-term capital growth.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Acquired Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of large foreign companies. Although the Acquired Fund invests primarily in securities of the companies included in the MSCI-EAFE Index, it may invest up to 40% of its assets in the securities of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.	Under normal circumstances, the Surviving Fund invests at least 80% of its net assets in equity securities. The Surviving Fund will notify its shareholders at least 60 days before changing this policy. The Surviving Fund typically invests a majority of its assets in the stocks of large-cap and mid-cap companies but may invest a portion of its assets in small-cap companies. In addition, the portfolio managers intend to spread the Surviving Fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio. The Surviving Fund seeks to assemble a portfolio with long-term performance that will exceed that of the MSCI EAFE Index.

The Acquired Fund invests in the equity securities of large foreign companies. There are no prescribed limits on the Acquired Fund’s geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Acquired Fund will typically invest in approximately 21 different countries across three regions: Europe, the Far East and Australia. Under normal market circumstances, the Acquired Fund’s investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Acquired Fund may restrict the number of securities markets in which its assets will be invested. The Acquired Fund	The Surviving Fund invests primarily in the stocks of publicly traded companies located in developed countries excluding the United States. Though the Surviving Fund invests primarily in securities issued by companies located in developed countries, it may also invest in securities issued by companies located in emerging markets. The Surviving Fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Surviving Fund considers any

LAUDUS FUND	SCHWAB FUND
(the Acquired Fund)	(the Surviving Fund)

will not normally invest in securities of U.S. issuers traded on U.S. securities markets.	country that is not a developed country to be an emerging market country. The Surviving Fund may also invest in exchange-traded funds.

The Surviving Fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the Surviving Fund potentially can offset the impact on its performance of keeping some assets in cash. The Surviving Fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance. The Surviving Fund generally does not intend to hedge its exposure to foreign currencies.

In managing the Acquired Fund, AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as “expert systems,” which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock. The Valuation Model analyzes European companies and Asian companies (other than Japanese companies) in a nearly global model (which includes the United States and Canada, but which excludes Japan), and Japanese companies in an independent national model, incorporating the various accounting standards that apply in different markets.	To aid its stock selection, the Surviving Fund uses Charles Schwab and Co., Inc.’s (“Schwab’s”) proprietary international stock research. This research ranks stocks of publicly traded companies located in the countries in the MSCI-EAFE Index plus publicly traded stocks of companies located in certain additional countries not included in the MSCI-EAFE Index. The stocks are ranked based on factors that Schwab believes to be indicative of stocks’ performance potential. In addition, the Surviving Fund may purchase certain stocks, such as shares of real estate investment trusts (REITs) that have not been ranked by Schwab’s research.

The Surviving Fund may also use additional research as a component of its overall stock selection process. This research may incorporate the analysis of factors including, but not limited to, valuation, balance sheet strength, future earnings power and trading activity to identify companies expected to outperform the broader equity market.

The Acquired Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Index	Schwab’s research evaluates each stock on the basis of investment criteria from four broad categories: Fundamentals, Valuation, Momentum and Risk. From time to time, Schwab may update the research

LAUDUS FUND	SCHWAB FUND
(the Acquired Fund)	(the Surviving Fund)

benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg’s stock selection models, other factors, such as the Fund’s industry weightings and the risks associated with specific individual stock selections, also affect the Fund’s performance.	methodology as well as the factors underlying each broad category. The Fundamentals category evaluates stocks based upon measures derived from recent financial statement data. Stocks with attributes such as high earnings quality and profitability tend to have a better Fundamentals rank. The Valuation category examines several value-oriented investment criteria. Stocks of firms with attractive relative valuation multiples tend to have a better Valuation rank. The Momentum category is based upon several measures of investor sentiment change. Stocks with attributes such as increasing analyst earnings forecasts and strong relative price performance tend to have a better Momentum rank. The Risk category is based upon measures of company- specific investment risk. Larger stocks of high institutional investor interest tend to have a better Risk rank.

The Surviving Fund uses an optimization model to assist in constructing the portfolio. In portfolio optimization, the portfolio managers seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the level of portfolio turnover, country and sector diversification, and volatility considerations.

The Acquired Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long- term capital gain distributions.	The Surviving Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Acquired Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Acquired Fund engages in such activities, it may not achieve its investment objective.	For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Surviving Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Surviving Fund engages in such activities, it may not achieve its investment objective.

C.	Management of the Funds

1. Investment Adviser

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation located at 211 Main Street, San Francisco CA 94105, serves as the investment adviser of the Acquired Fund and the Surviving Fund. For managing the Acquired Fund, CSIM is entitled to receive a monthly management fee at an annual percentage rate equal to 0.85% of the first $1 billion of the Acquired Fund’s average daily net assets, 0.80% of the Acquired Fund’s average daily net assets over $1 billion and 0.775% of the Acquired Fund’s average daily net assets over $2 billion. For managing the Surviving Fund, CSIM is entitled to receive a monthly management fee at an annual percentage rate equal to

0.58% of the Surviving Fund’s average daily net assets. Upon consummation of the Reorganization, the investment advisory fee paid to CSIM with respect to the Surviving Fund will remain the same.

CSIM provides the day-to-day portfolio management services to the Surviving Fund.

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of CSIM, is responsible for the overall management of the Surviving Fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Vivienne Hsu, CFA, a managing director and portfolio manager of CSIM, is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining the firm in August 2004, she worked for more than seven years in asset management and quantitative analysis at another investment firm.

Eric Thaller, a managing director and portfolio manager of CSIM, is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining the firm in January 2008, he worked for 12 years in quantitative analysis and asset management.

Paul Alan Davis, CFA, a managing director and portfolio manager of CSIM,is responsible for the day-to-day co-management of the Surviving Fund. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

2. Subadviser of the Acquired Fund

AXA Rosenberg is the Acquired Fund’s subadviser. AXA Rosenberg’s address is 4 Orinda Way, Orinda, CA 94563. AXA Rosenberg provides the day-to-day portfolio management services to the Acquired Fund under the supervision of CSIM.

With respect to the Acquired Fund, investment decisions arise from AXA Rosenberg’s disciplined, systematic process, which combines proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg’s portfolio engineers research and monitor the portfolio’s performance against the relevant benchmark and ensure compliance with the portfolio’s objectives. The team of portfolio engineers, who are employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg’s investment models and for the day-to-day portfolio management operations of the Acquired Fund.

Dr. William Ricks has been with AXA Rosenberg since 1989, where he has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg’s investment strategies and the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction.

Additional information about CSIM is contained in the Acquired Fund’s prospectus, dated July 29, 2009, as supplemented August 12, 2009, and the Surviving Fund’s prospectus dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, each of which is incorporated herein by reference. A Statement of Additional Information for the Acquired Fund dated July 29, 2009, and a Statement of Additional Information for the Surviving Fund dated February 28, 2009, as amended July 1, 2009, also contain additional information about CSIM. Additional information about AXA Rosenberg is contained in the Acquired Fund’s prospectus, dated July 29, 2009, as supplemented August 12, 2009 and the Statement of Additional Information for the Acquired Fund dated July 29, 2009. A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement. In addition, the prospectus for the Surviving Fund dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, accompanies this Prospectus/Proxy Statement.

D.	Other Service Providers.

The other service providers for the Acquired Fund and the Surviving Fund are listed below.

	LAUDUS FUND	SCHWAB FUND

Transfer Agent	Boston Financial Data Services, Inc.	Boston Financial Data Services, Inc.
	P.O. Box 8032	P.O. Box 8032
	Boston, Massachusetts 02266	Boston, Massachusetts 02266

Shareholder Service	Boston Financial Data Services, Inc.	Charles Schwab & Co., Inc.
Agent	P.O. Box 8032	211 Main Street
	Boston, Massachusetts 02266	San Francisco, California 94105

Custodian	State Street Bank and Trust Company	State Street Bank and Trust Company
Fund Accountant	Boston, Massachusetts 02102	Boston, Massachusetts 02102

Administrator	State Street Bank and Trust Company	Charles Schwab Investment
	Boston, Massachusetts 02102	Management, Inc. 211 Main Street San Francisco, California 94105

Distributor	ALPS Distributors, Inc.	Charles Schwab & Co., Inc.
	1290 Broadway, Suite 1100	211 Main Street
	Denver, Colorado 80203	San Francisco, California 94105

E.	Shareholder Information

A summary of shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, dividends and distributions, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, is provided below. More detailed shareholder information is contained in the Acquired Fund’s prospectus, dated July 29, 2009, as supplemented August 12, 2009, and the Surviving Fund’s prospectus dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, each of which is incorporated herein by reference. A Statement of Additional Information for the Acquired Fund dated July 29, 2009, and a Statement of Additional Information for the Surviving Fund dated February 28, 2009, as amended July 1, 2009, also contain additional information concerning these matters. A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement. In addition, the prospectus for the Surviving Fund dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, accompanies this Prospectus/Proxy Statement.

1. Pricing of Fund Shares

The Funds are open for business each day that the NYSE is open. The Funds calculate their share price each business day as of the close of the NYSE (generally 4:00 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its outstanding shares. Purchases and redemptions will be effected at the NAV next determined after a Fund receives a purchase or redemption request in good order.

In valuing their securities, the Laudus Trust and Schwab Capital Trust use the current market value if one is readily available. Securities held by a Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Shareholders should be aware that because foreign markets are often open on weekends and other days when the Funds are closed, the value of the Funds’ portfolios may change on days when it is not possible to buy or sell shares of the Funds. 2. Purchase, Redemption and Exchange/Conversion of Fund Shares

The chart below highlights the purchase, redemption and exchange/conversion features of the Laudus Fund as compared to such features of the Schwab Fund.

	LAUDUS FUND —	LAUDUS FUND —	SCHWAB
	INVESTOR SHARES	SELECT SHARES	FUND[1,2]

PURCHASE, REDEMPTION AND EXCHANGE/CONVERSION FEATURES
Minimum initial purchase/additional investment	$100/None[3]	$50,000/None[4]	$100/None[5]
Purchases	By intermediary or directly with the Laudus Fund by wire, mail, or the Laudus Funds Automatic Investment Program	By intermediary or directly with the Laudus Fund by wire, mail, or investments in kind	By authorized intermediary or, if eligible, directly with the Schwab Fund by wire or mail
Redemptions	By intermediary or directly with the Laudus Fund by mail, phone (if authorized), or systematic withdrawal plan	By intermediary or directly with the Laudus Fund by mail, phone (if authorized), or systematic withdrawal plan	By authorized intermediary or, if eligible, directly with the Schwab Fund by mail or phone (if authorized)
Exchanges/Conversions	By intermediary or directly with the Laudus Fund by mail or phone (if authorized)[6]	By intermediary or directly with the Laudus Fund by mail or phone (if authorized)[6]	By authorized intermediary or, if eligible, directly with the Schwab Fund by mail or phone (if authorized)[7]

[1]	Only Eligible Investors (as defined below) may purchase, redeem or exchange/convert shares directly from the Schwab Fund’s transfer agent. All other investors must purchase, redeem or exchange/convert their shares through an authorized intermediary. The Schwab Fund reserves the right to determine which potential investors qualify as Eligible Investors. Shareholders of the Acquired Fund that hold their Acquired Fund shares directly with the Acquired Fund’s transfer agent and that receive shares of the Schwab Fund in connection with the Reorganization will be considered “Eligible Investors” of the Schwab Fund. See “Restriction on Direct Transactions with the Schwab Fund” below.

[2]	Only certain intermediaries are authorized to accept orders on behalf of the Schwab Fund. If your Schwab Fund shares are not held by an authorized intermediary, the Schwab Fund reserves the right to redeem your shares. Intermediaries holding shares of the Acquired Fund at the Effective Time of the Reorganization will be considered authorized intermediaries of the Schwab Fund after the Reorganization. Accordingly, shareholders of the Acquired Fund with accounts at such intermediaries at the Effective Time of the Reorganization will be permitted to transact with the Schwab Fund through such intermediaries after the Reorganization. See “Schwab Fund Intermediary Orders” below.

[3]	Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $100 in the Laudus Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described in footnote 4, and for accounts held through certain intermediaries, including those who have made arrangements with the Laudus Fund to offer shares to their clients as part of various asset allocation programs.

[4]	Select Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Select Shares, an investor must make an initial investment of at least $50,000 in the Laudus Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. The minimum may also be waived for certain other investors, including directors, officers and employees of Charles Schwab and AXA Rosenberg.

[5]	On May 5, 2009, the investment minimum of the Select Shares and Institutional Shares of the Schwab Fund was lowered to $100 to match the existing investment minimum of the Schwab Fund’s Investor Shares. This action was taken in preparation for the Schwab Fund’s share class combination, which will occur prior to the Reorganization. At the time of the Reorganization, shares of the Schwab Fund will have an investment minimum of $100 and no minimum subsequent investment requirement or minimum balance requirement. These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving.

[6]	Subject to certain limitations, shares of a Fund, including any class of shares, may be exchanged or converted into shares of any other Fund of the Laudus Trust, or class of shares. In order to convert your shares to another class of shares, you must satisfy the minimum requirements for the new class of shares. Shareholders of the Laudus Fund are not permitted to exchange any of their shares for shares of the Laudus Rosenberg International Small Capitalization Fund. Shareholders of the Laudus Fund are not permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Small Capitalization Fund unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund.

[7]	Subject to certain limitations, shares of the Schwab Fund may be exchanged or converted into shares of any other Schwab mutual fund or Laudus MarketMasters Fund that is not a sweep investment. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting.

Restriction on Direct Transactions with the Schwab Fund.  Only Eligible Investors (as defined below) may purchase, redeem or exchange/convert shares directly from the Schwab Fund’s transfer agent. All other investors must purchase, redeem or exchange/convert their shares through an authorized intermediary (see below). Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons are not Eligible Investors. The Schwab Fund reserves the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with the Schwab Fund are subject to involuntary redemption by the Schwab Fund. Shareholders of the Acquired Fund that hold their Acquired Fund shares directly with the Acquired Fund’s transfer agent and that receive shares of the Schwab Fund in connection with the Reorganization will be considered “Eligible Investors” of the Schwab Fund.

Schwab Fund Intermediary Orders.  Only certain intermediaries are authorized to accept orders on behalf of the Schwab Fund. If your Schwab Fund shares are no longer held by an authorized intermediary, the Schwab Fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept Schwab Fund orders. Second, you may maintain a direct account with the Schwab Fund if you meet the eligibility requirements for placing direct orders (set forth above) and your completed account application and supporting documentation is returned to and accepted by the Schwab Fund’s transfer agent. If you do not exercise one of these options within ninety days, the Schwab Fund reserves the right to redeem your shares. Intermediaries holding shares of the Acquired Fund at the Effective Time of the Reorganization will be considered authorized intermediaries of the Schwab Fund after the Reorganization. Accordingly, shareholders of the Acquired Fund with accounts at such intermediaries at the Effective Time of the Reorganization will be permitted to transact with the Schwab Fund through such intermediaries after the Reorganization.

Laudus Funds Automatic Investment Program.  An eligible shareholder may participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder’s bank account or an account at a broker or other intermediary and invests it in Investor Shares of the Laudus Fund through the use of electronic funds transfers. Investors may commence their participation in this program by making a minimum initial investment that satisfies the minimum investment amount for the Investor share class and may elect to make subsequent investments by transfers of a minimum of $50 into their established account. Intermediaries may establish different minimum subsequent transaction amounts. The Surviving Fund does not have an automatic investment program.

In-Kind Purchase of Laudus Fund’s Select Shares.  Subject to certain restrictions, Select Shares of the Laudus Fund may be purchased in exchange for common stocks on deposit at The Depository Trust Company (“DTC”) or by a combination of such common stocks and cash. Purchase of Select Shares in exchange for stocks is subject in each case to CSIM’s and AXA Rosenberg’s determination that the stocks to be exchanged are acceptable. Shares of the Surviving Fund may not be purchased in exchange for common stock.

Laudus Funds Systematic Withdrawal Plan.  An owner of $12,000 or more of shares of the Laudus Fund may elect to have periodic redemptions made from the investor’s account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Surviving Fund does not have a systematic withdrawal plan.

Each Fund is intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact a Fund’s performance by disrupting the efficient management of the Fund, increasing Fund transaction costs and taxes, causing the Fund to maintain higher cash balances, and diluting the value of the Fund’s shares.

In order to discourage market timing, each Fund’s Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by Fund shareholders. Each Fund seeks to deter market timing through several methods. These methods may include: fair value pricing, imposition of redemption fees and trade activity monitoring.

Shares of the Funds redeemed or exchanged within 30 days of purchase, which shall be calculated to include the 30th day, will be subject to a fee of 2.00%, which is intended to limit short-term trading in the Funds, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Funds. Each Fund treats shares that have been held the longest as being redeemed first. Fund shares purchased with reinvested dividends are not subject to redemption fees. The Funds reserve the right, in their sole discretion, to waive such fee when, in their judgment, such waiver would be in the best interests of such Fund. The Funds may waive the redemption fee for retirement plans, wrap or fee-based programs, charitable giving funds, unregistered separate accounts, redemptions pursuant to rebalancing programs or systematic withdrawal plans established by the Fund or financial intermediaries, and registered investment companies and redemptions initiated by the Funds.

In addition, certain financial intermediaries may use criteria and methods for tracking, applying and calculating the fees that are different from the Funds but which Laudus Trust or Schwab Capital Trust, in their discretion, may determine are in the best interests of the Funds. While the Funds discourage mutual fund market timing and maintain procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

The Board of the Laudus Trust has authorized the Laudus Trust to reimburse, out of the Investor Share assets of the Laudus Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Shares of the Laudus Fund an amount up to 0.15% of the average daily net assets of that class on an annual basis. Shares of the Surviving Fund will not be subject to a fee for sub-accounting and sub-transfer agency services.

3. Dividends and Distributions

The Acquired Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Acquired Fund’s policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Laudus Trust. During the fourth quarter of the year, typically in early November, an estimate of the Laudus Fund’s year-end distribution, if any, may be made available on the Fund’s website: www.laudus.com. The Acquired Fund’s policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Laudus Trust to the extent permitted by applicable regulations.

The Surviving Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of the Surviving Fund’s year-end distributions, if any, may be made available on the Fund’s website: www.schwab.com/schwabfunds.

All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Your current dividend and distribution election will not change at the consummation of the Reorganization.

F.	Distribution Arrangements

Shares of the Acquired Fund are offered on a continuous basis through Laudus Trust’s principal underwriter, ALPS Distributors, Inc. (the “Distributor”).

Investor Shares of the Acquired Fund are subject to an annual Distribution and Shareholder Service Fee of up to 0.25% of Investor Shares’ average daily net assets attributable thereto in accordance with a distribution and shareholder service plan (a “Distribution and Shareholder Service Plan”) adopted by the Trustees of the Laudus Trust pursuant to Rule 12b-1 under the 1940 Act. This Distribution and Shareholder Service Fee will continue to be accrued by the Laudus Fund up until the time that the Reorganization is consummated. The Distribution and Shareholder Service Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Investor Shares of the Laudus Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Laudus Fund. The Distribution and Shareholder Service Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Although the Distributor acts as principal underwriter for the Select Shares of the Acquired Fund, no fees are paid to the Distributor in connection with such shares under the Distribution and Shareholder Service Plan.

Pursuant to an Amended and Restated Distribution Agreement with Schwab Capital Trust, Schwab, a wholly owned subsidiary of The Charles Schwab Corporation and a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc., acts as the distributor and principal underwriter for the Surviving Fund. Shares of the Surviving Fund are offered for sale on a continuous basis at NAV. The Surviving Fund has not adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (i.e., a 12b-1 Plan). Under the Amended and Restated Distribution Agreement between Schwab and Schwab Capital Trust, Schwab will use appropriate efforts to solicit orders for the sale of shares of the Surviving Fund, which might include advertising, compensation of dealers or sales personnel, and preparation of sales literature. Schwab receives no compensation from the Surviving Fund for acting as distributor for the Surviving Fund.

Effective July 1, 2009, the Board of Trustees of Schwab Capital Trust has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Surviving Fund. The Plan enables the Surviving Fund, directly or indirectly through Schwab, to bear expenses relating to the provision by service providers, including Schwab, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Surviving Fund. Pursuant to the Plan, the Surviving Fund is subject to an annual shareholder servicing fee of 0.25%.

Additional information about the Funds’ distribution arrangements is contained in the Acquired Fund’s prospectus, dated July 29, 2009, as supplemented August 12, 2009, and the Surviving Fund’s prospectus dated

February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, each of which is incorporated herein by reference. A Statement of Additional Information for the Acquired Fund dated July 29, 2009, and a Statement of Additional Information for the Surviving Fund dated February 28, 2009, as amended July 1, 2009, also contain additional information about each Fund’s distribution arrangements. A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement. In addition, the prospectus for the Surviving Fund dated February 28, 2009, as supplemented April 8, 2009, May 5, 2009 and July 1, 2009, accompanies this Prospectus/Proxy Statement.

V. FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information (excluding the information for the six months ended April 30, 2009 with respect to the Surviving Fund) has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements, are included in the Acquired Fund’s Annual Report to shareholders dated March 31, 2009, and in the Surviving Fund’s Annual Report to shareholders, dated October 31, 2008. A free copy of these Annual Reports is available upon request as described on the second page of this Prospectus/Proxy Statement.

As discussed above, prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The performance and financial history of the sole remaining share class of the Surviving Fund will be that of the Surviving Fund’s current Institutional Shares. Accordingly, the financial highlights of the Surviving Fund’s Institutional Shares are shown below.

Laudus Fund — Investor Shares

	4/1/08-	4/1/07-	4/1/06-	4/1/05-	4/1/04-
	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

PER-SHARE DATA ($)
Net asset value at beginning of period	11.60	13.54	11.77	9.61	8.47

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.55	0.14	0.10	0.06 [1]
Net realized and unrealized gains (losses)	(6.12)	(1.33)	1.97	2.14	1.11

Total from investment operations	(5.75)	(0.78)	2.11	2.24	1.17
Less distributions:
Distributions from net investment income	(0.34)	(0.21)	(0.09)	(0.08)	(0.03)
Distributions from net realized gains	(0.00)	(0.95)	(0.25)	—	—

Total distributions	(0.34)	(1.16)	(0.34)	(0.08)	(0.03)

Net asset value at end of period	5.51	11.60	13.54	11.77	9.61

Total return (%)	(50.04)	(6.21)	18.08	23.41	13.79

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	1.40	1.61	1.64	1.72	1.72
Gross operating expenses	1.69	1.69	1.71	2.33	2.96
Net investment income (loss)	2.73	1.97	1.17	1.02	0.65
Portfolio turnover rate	125	83	64	59	52
Net assets, end of period ($ × 1,000)	7,820	19,570	61,411	18,824	12,491

Laudus Fund — Select Shares

	4/1/08[3]-	4/1/07-	4/1/06-	4/1/05-	4/1/04-
	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

PER-SHARE DATA ($)
Net asset value at beginning of period	11.59	13.58	11.80	9.63	8.46

Income (loss) from investment operations:
Net investment income (loss)	0.36	0.18	0.07	0.14	0.09 [1]
Net realized and unrealized gains (losses)	(6.08)	(0.92)	2.08	2.15	1.12

Total from investment operations	(5.72)	(0.74)	2.15	2.29	1.21
Less distributions:
Distributions from net investment income	(0.38)	(0.30)	(0.12)	(0.12)	(0.04)
Distributions from net realized gains	(0.00)[2]	(0.95)	(0.25)	—	—

Total distributions	(0.38)	(1.25)	(0.37)	(0.12)	(0.04)

Net asset value at end of period	5.49	11.59	13.58	11.80	9.63

Total return (%)	(49.91)	(5.91)	18.37	23.86	14.36

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	1.12	1.22	1.34	1.34	1.34
Gross operating expenses	1.28	1.23	1.34	1.96	2.69
Net investment income (loss)	3.05	1.46	1.09	1.34	0.96
Portfolio turnover rate	125	83	64	59	52
Net assets, end of period ($ × 1,000)	32,044	97,701	68,398	21,688	16,094

[1]	Calculated based on the average shares outstanding during the period.

[2]	Amount less than $0.005.

[3]	Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

Schwab Fund — Institutional Shares

	11/1/08-		5/30/08[1]-
	4/30/09*		10/31/08

PER-SHARE DATA ($)
Net asset value at beginning of period	5.85		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.06
Net realized and unrealized gains (losses)	(0.32)		(4.21)

Total from investment operations	(0.25)		(4.15)
Less distributions:
Distributions from net investment income	(0.09)		—
Net asset value at end of period	5.51		5.85

Total return (%)	(4.26)[2]		(41.50)[2]

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	0.86	[3]	0.86	[3]
Gross operating expenses	1.49	[3]	1.39	[3]
Net investment income (loss)	2.67	[3]	1.67	[3]
Portfolio turnover rate	52	[2]	56	[2]
Net assets, end of period ($ × 1,000,000)	3		3

*	Unaudited.

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

VI. VOTING INFORMATION

This section provides information on a number of topics relating to proxy voting and the shareholder meeting.

A.	Record Date

Shareholders of the Acquired Fund as of September 16, 2009 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

B.	Proxy Solicitation.

The Board is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies. The Acquired Fund has retained D.F. King & Co., Inc., (the “Proxy Solicitor”), 48 Wall Street, 22nd Floor, New York, NY 10005 to aid in the solicitation of proxies. Proxies may be solicited by mail, electronically, by telephone, fax, in person or by other means, and representatives of the Proxy Solicitor, Laudus Trust, CSIM, Schwab, AXA Rosenberg and each of their affiliates may participate in the solicitation of proxies.

You may vote in several ways, listed below.

•	In person at the Meeting;

•	By mail by returning the attached proxy card(s);

•	Through the Internet by going to www.proxyweb.com; or

•	Over the telephone by calling 1-888- . A representative of the Proxy Solicitor will answer your call. When receiving your instructions by telephone, the Proxy Solicitor representative is required to ask you for your full name, address, the last four digits of your social security number or employer identification number, title (if the person giving the proxy is authorized to act for an entity, such as a corporation), the number of shares of the Acquired Fund, and to confirm that you have received the Prospectus/Proxy Statement in the mail. If the information you provided matches the information provided to the Proxy Solicitor by the Acquired Fund, the Proxy Solicitor representative will explain the voting process. The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the Prospectus/Proxy statement.

The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a letter or mailgram to confirm your vote. That letter will also ask you to call the Proxy Solicitor immediately if the confirmation does not reflect your instruction correctly. You may receive a call from a representative of the Proxy Solicitor, Laudus Trust, CSIM, Schwab, AXA Rosenberg or each of their affiliates if the Proxy Solicitor has not yet received your vote. The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf. The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above. The Acquired Fund believes those procedures are reasonably designed to determine accurately the shareholder’s identity and voting instructions.

Shareholders may revoke a proxy at any time up until voting results are announced at the Meeting. You can do this by writing to the Clerk of the Laudus Trust, c/o CSIM Legal, 211 Main Street, San Francisco, California 94105, by voting in person at the Meeting or submitting a later-dated proxy.

C.	Proxy Solicitation Costs.

CSIM will bear the costs of soliciting proxies, including costs related to the preparation, printing, mailing and tabulation of proxies. The anticipated cost associated with the solicitation of proxies by the Proxy Solicitor is $3,500 plus any reasonable out-of-pocket expenses incurred by the Proxy Solicitor. Voting immediately can help CSIM avoid the considerable expense of a second solicitation.

D.	Quorum and Required Vote for the Proposal.

Quorum.  In order to transact business at the Meeting, the Acquired Fund must achieve a quorum. This means that at least forty percent (40.0%) of the Acquired Fund’s shares entitled to vote must be represented at the

Meeting — either in person or by proxy. Any lesser number of shares, however, is sufficient for adjournments. All returned proxies count towards a quorum regardless of how they are voted (“For,” “Against,” or “Abstain”). As discussed more fully below in the section entitled “Tabulation of Votes,” broker non-votes are considered present for purposes of determining the presence of a quorum.

Required Vote.  Proceeding with the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund or (2) 67% or more of the shares of the Acquired Fund present at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy. A vote of shareholders of the Surviving Fund is not needed to approve the Reorganization. Shareholders holding Select Shares and Investor Shares of the Acquired Fund will vote together as a single class.

If the Reorganization is not approved by shareholders, then the Acquired Fund will remain in existence, and the Board of Trustees of the Acquired Fund will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Acquired Fund. The Board of the Laudus Trust recommends that shareholders approve the Reorganization.

E.	Other Voting Information.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes in favor of the Reorganization are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting for a reasonable time after the date set for the original Meeting to permit further solicitation of proxies. In addition, if, in the judgment of the persons named as proxies, subsequent developments make it advisable to defer action on the proposal, the persons named as proxies may propose one or more adjournments or postponements of the Meeting for a reasonable time in order to defer action on the proposal. Any such adjournments or postponements will require the affirmative vote of a majority of the votes cast on the question in person or by proxy, whether or not a quorum is present, at the session of the Meeting to be adjourned, as required by the Laudus Trust’s Agreement and Declaration of Trust. The persons named as proxies will abstain from voting on adjournment all shares represented by proxies that abstain from voting on such proposal. Any adjournment does not require notice to shareholders other than an announcement at the Meeting being adjourned. The Board may postpone the Meeting prior to the Meeting with notice to the shareholders entitled to vote at the Meeting. The costs of any additional solicitation of proxies and of any adjourned or postponed session with regard to the proposal will be borne by CSIM.

Tabulation of Votes.  Shareholders are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote. Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Fund to tabulate such votes. Abstentions and “broker non-votes” (i.e., proxies received from brokers indicating that they have not received instructions from the beneficial owner or other person entitled to vote shares) will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and “broker non-votes” will have the same effect as a vote “Against” the Proposal. Pursuant to certain rules promulgated by the New York Stock Exchange, Inc. that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters. It is anticipated that such broker-dealers will not have discretionary authority to vote on the proposal. The absence of instructions from the beneficial owner will result in a “broker non-vote” with respect to the proposal.

Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified. If you specify a vote for the proposal, your proxy will be voted as you indicate. If you simply sign, date and return the proxy card, but do not specify a vote for the proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Shareholder Proposals.  The Acquired Fund does not intend to hold meetings of its shareholders except to the extent that such meetings are required under the 1940 Act or state law. Acquired Fund shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent Acquired Fund shareholder meeting should send their written proposals to the Clerk of the Laudus Trust, c/o CSIM Legal, 211 Main Street, San Francisco,

California 94105 within a reasonable time before such meeting. If the Reorganization is consummated, there will be no further meetings of shareholders of the Acquired Fund.

Communications with the Board.  Shareholders wishing to submit written communications to the Board should send their communications to the Clerk of the Laudus Trust, c/o CSIM Legal, 211 Main Street, San Francisco, California 94105. Any such communications received will be reviewed by the Board at its next regularly scheduled meeting.

Other Matters.  The Board knows of no other business to be brought before the Meeting. However, if additional matters do arise, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named on the enclosed proxy. If you object to our voting other matters on your behalf, please tell us in writing before the Meeting.

F.	Control Persons and Principal Holders of Securities

The table below sets forth the names, addresses and percentage ownership of those shareholders owning beneficially or of record 5% or more of the outstanding shares of each class of each respective Fund as of September 16, 2009. Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

As of September 16, 2009, the net assets of the Acquired Fund were          , (made up of           net assets for Investor Shares and           net assets for Select Shares).

As of September 16, 2009, the total number of outstanding shares of the Acquired Fund were [          ] (made up of [          ] Investor Shares outstanding and [          ] Select Shares outstanding).

As of September 16, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

Percentage of
		Outstanding Shares	Nature of
Laudus Fund — Investor Shares	Name and address	Owned	Ownership

Percentage of
		Outstanding Shares	Nature of
Laudus Fund — Select Shares	Name and address	Owned	Ownership

Percentage of
		Outstanding Shares	Nature of
Schwab Fund — Investor Shares	Name and address	Owned	Ownership

Percentage of
		Outstanding Shares	Nature of
Schwab Fund — Select Shares	Name and address	Owned	Ownership

Percentage of
Schwab Fund — Institutional		Outstanding Shares	Nature of
Shares	Name and address	Owned	Ownership

On the basis of the share holdings information presented above, the following persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization. This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on September 16, 2009.

Percentage of
		Outstanding Shares	Nature of
Schwab Fund Shares*	Name and address	Owned	Ownership

*	Prior to the Reorganization, the Surviving Fund’s three separate share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.

As of September 16, 2009, CSIM and its affiliates held of record approximately [          ]% of the outstanding shares of the Acquired Fund — Investor Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of September 16, 2009, CSIM and its affiliates held of record approximately [          ]% of the outstanding shares of the Acquired Fund — Select Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of September 16, 2009, CSIM and its affiliates held of record approximately [          ]% of the outstanding shares of the Surviving Fund — Investor Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of September 16, 2009, CSIM and its affiliates held of record approximately [          ]% of the outstanding shares of the Surviving Fund — Select Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of September 16, 2009, CSIM and its affiliates held of record approximately [          ]% of the outstanding shares of the Surviving Fund — Institutional Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of September 16, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Acquired Fund and less than 1% of the outstanding shares of all funds of Laudus Trust in the aggregate.

As of September 16, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Surviving Fund and less than 1% of the outstanding shares of all funds of Schwab Capital Trust in the aggregate.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ARE ENCOURAGED TO VOTE BY TELEPHONE OR THROUGH THE INTERNET. PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this           day of          , 2009, by and between Laudus Trust, a Massachusetts business trust, on behalf of its Laudus Rosenberg International Equity Fund (the “Acquired Fund”), and Schwab Capital Trust, a Massachusetts business trust, on behalf of its Schwab International Core Equity Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Fund, no other series of Laudus Trust are parties to this Agreement. Except for the Surviving Fund, no other series of Schwab Capital Trust are parties to this Agreement. Laudus Trust and Schwab Capital Trust each has its principal place of business at 211 Main Street, San Francisco CA, 94105.

WHEREAS, Laudus Trust was established on April 1, 1988 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, Schwab Capital Trust was established on May 10, 1993 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the 1940 Act;

WHEREAS, the Acquired Fund is a separate investment series of Laudus Trust and the Surviving Fund is a separate series of Schwab Capital Trust;

WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

WHEREAS, the Trustees of Laudus Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of Laudus Trust have determined that the transactions contemplated herein are in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result; and

WHEREAS, the Trustees of Schwab Capital Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of Schwab Capital Trust have determined that the transactions contemplated herein are in the best interests of the Surviving Fund and that the interests of the Surviving Fund’s existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1. Plan of Reorganization.   At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired

Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of Select Shares and Investor Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2. Transfer of Assets.

(a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Select Shares and Investor Shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.

(a) The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund for each class by the net asset value per share of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of Select Shares and Investor Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Surviving Fund Shares.

(b) The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by Schwab Capital Trust as described in the then current prospectus and statement of additional information of the Surviving Fund under the Securities Act of 1933 (the “1933 Act”).

4. Valuation of Assets.  The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by Laudus Trust as described in the then current prospectus and statement of additional information of the Acquired Fund under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5. Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on December 3, 2009, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Laudus Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6. Liquidation of the Acquired Fund and Cancellation of Shares.  At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Laudus Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. Laudus Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7. Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a) The Surviving Fund has been duly established as a separate investment series of the Schwab Capital Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) Schwab Capital Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of Schwab Capital Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from Schwab Capital Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Schwab Capital Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

(d) The execution, delivery and performance of this Agreement by Schwab Capital Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by Schwab Capital Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by Schwab Capital Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by Laudus Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of Schwab Capital Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The audited financial statements of the Surviving Fund as of October 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein. The unaudited financial statements of the Surviving Fund as of March 31, 2009 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f) Since March 31, 2009, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m) The prospectus/proxy statement and statement of additional information (collectively, the “Prospectus/Proxy Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Representations and Warranties of the Acquired Fund.  The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a) The Acquired Fund has been duly established as a separate investment series of Laudus Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) Laudus Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of Laudus Trust consists of an unlimited number of shares of beneficial interest. The Select Shares and Investor Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding Select Shares and Investor Shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing

Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from Laudus Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Laudus Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d) The audited financial statements of the Acquired Fund as of March 31, 2009 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e) Since March 31, 2009, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g) The execution, delivery and performance of this Agreement by Laudus Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by Laudus Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by Laudus Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by Schwab Capital Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of Laudus Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m) The Prospectus/Proxy Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9. Covenants of the Surviving Fund and the Acquired Fund.

(a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e) On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10. Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i) The Acquired Fund is a separate investment series of Laudus Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) Laudus Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund and CSIM, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of the Acquired Fund.  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i) The Surviving Fund is a separate investment series of Schwab Capital Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) Schwab Capital Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund and CSIM, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii) The Registration Statement, to the knowledge of such counsel, is effective and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) Laudus Trust’s Board of Trustees, on behalf of the Acquired Fund, shall have approved this Agreement.

(b) Schwab Capital Trust’s Board of Trustees, on behalf of the Surviving Fund, shall have approved this Agreement.

(c) This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Laudus Trust’s Declaration of Trust and applicable law.

(d) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(e) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(f) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(g) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

(iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

(iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

(vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

(vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

(g) This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Laudus Trust’s Declaration of Trust and applicable law.

13. Closing Date of the Reorganization.  The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on December 4, 2009, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14. Termination.

(a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of Laudus Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders;

(iv) by resolution of Schwab Capital Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of the Surviving Fund’s shareholders;

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, Laudus Trust, Schwab Capital Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.

15. Amendment.   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders.

16. Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17. Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Jeffrey Mortimer	Randall W. Merk
Laudus Trust	Schwab Capital Trust
211 Main Street	211 Main Street
San Francisco, CA 94105	San Francisco, CA 94105

with a copy to:	with a copy to:

Timothy W. Levin, Esq.	Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1701 Market Street
Philadelphia, PA 19103	Philadelphia, PA 19103

18. Fees and Expenses.

(a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by CSIM. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. CSIM agrees that all such fees and expenses so borne and paid, shall be paid directly by CSIM (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any.

19. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e) A copy of Laudus Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Acquired Fund.

(f) A copy of Schwab Capital Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund.

SCHWAB CAPITAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
Acquisition of the Assets and Liabilities of

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
a series of
Laudus Trust
211 Main Street
San Francisco, CA 94105
By and in Exchange for Shares of
SCHWAB INTERNATIONAL CORE EQUITY FUND
a series of
Schwab Capital Trust
211 Main Street
San Francisco, CA 94105
September [                    ], 2009
     This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Laudus Rosenberg International Equity Fund, a series of Laudus Trust (the “Laudus Fund” or the “Acquired Fund”), to the Schwab International Core Equity Fund, a series of Schwab Capital Trust (the “Schwab Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), (the “Reorganization”), should be read in conjunction with the Prospectus/Proxy Statement dated September [                    ], 2009, relating specifically to the Reorganization (the “Prospectus”). The Reorganization will be considered by shareholders of the Laudus Fund on November 12, 2009, at 8:30 a.m. Pacific Time, at the offices of Charles Schwab & Co., Inc., [                    ], San Francisco, California, 94105. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-435-4000.
     The following documents are incorporated herein by reference:
     1. The Statement of Additional Information of the Laudus Trust relating to the Acquired Fund, dated July 29, 2009.
     2. The Statement of Additional Information of Schwab Capital Trust relating to the Surviving Fund dated February 28, 2009, as amended July 1, 2009.
     3. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Fund’s Annual Report for the period ended March 31, 2009 (the “Acquired Fund Annual Report”). No other parts of the Acquired Fund Annual Report are incorporated herein by reference.
     4. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended October 31, 2008 (the “Surviving Fund Annual Report”). No other parts of the Surviving Fund Annual Report are incorporated herein by reference.
     5. The unaudited financial statements of the Surviving Fund included in the Fund’s Semi-Annual Report for the period ended April 30, 2009 (the “Surviving Fund Semi-Annual Report”). No other parts of the Surviving Fund Semi-Annual Report are incorporated herein by reference.

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     A. General Information
     The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and Institutional Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of Investor Shares and Select Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.
     After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of any share class of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.
     B. Additional Information about the Acquired Fund and the Surviving Fund
     The Statement of Additional Information of Laudus Trust relating to the Acquired Fund dated July 29, 2009 and the Statement of Additional Information of Schwab Capital Trust relating to the Surviving Fund dated February 28, 2009, as amended July 1, 2009, are hereby incorporated herein by reference.
     C. Financial Statements
     The following historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:
     1. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Acquired Fund Annual Report are incorporated herein by reference; and
     2. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Fund Annual Report are incorporated herein by reference.
     3. The unaudited financial statements of the Surviving Fund included in the Surviving Fund Semi-Annual Report. No other parts of the Surviving Fund Semi-Annual Report are incorporated herein by reference.
     D. Pro Forma Financial Information (Unaudited)
     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on April 30, 2009.

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     The Surviving Fund commenced operations on May 30, 2008, while the Acquired Fund had a full twelve-months of operations as of April 30, 2009. The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of April 30, 2009. The unaudited pro forma combined statement of operations for the period from May 30, 2008 through April 30, 2009, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period that began May 30, 2008 and ended April 30, 2009. The unaudited pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at April 30, 2009.
     These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at April 30, 2009, and stated for the period then ended under auditing principles generally accepted in the United States of America in the investment company industry.
     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Surviving Fund for pre-combination periods will not be restated. The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.
     As discussed in the Prospectus, prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The pro forma financial information of the Surviving Fund in the following tables has been restated to reflect the capitalization of the Surviving Fund as if the combination of the Surviving Fund’s three share classes into a single class of shares occurred on April 30, 2009.
Pro Forma Schedule of Investments (Unaudited)
Laudus Fund, Schwab Fund and Pro Forma Combined Schwab Fund (Surviving Fund)
April 30, 2009

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Common Stock 97.2%

Australia 6.2%
Banks 1.5%
Australia & New Zealand Banking Group Ltd.	16,301	187,975			16,301	187,975
Bendigo & Adelaide Bank Ltd.	1,500	7,469			1,500	7,469
Commonwealth Bank of Australia	7,800	199,299	8,066	205,973	15,866	405,272
National Australia Bank Ltd.	14,700	219,842			14,700	219,842
Westpac Banking Corp.	15,100	210,518	4,800	66,919	19,900	277,437

		825,103		272,892		1,097,995
Commercial & Professional Supplies 0.1%
EDI Ltd.			12,227	44,714	12,227	44,714
Consumer Durables & Apparel 0.0%
Billabong International Ltd.	700	5,312			700	5,312
Consumer Services 0.2%

4

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Crown Ltd.	12,700	63,236			12,700	63,236
Tatts Group Ltd.	20,801	41,708	16,799	33,685	37,600	75,393

		104,944		33,685		138,629
Energy 0.7%
Caltex Australia Ltd.			21,220	151,526	21,220	151,526
Energy Resources of Australia Ltd.	400	6,041			400	6,041
Origin Energy Ltd.	8,301	98,133	17,421	206,096	25,722	304,229

Woodside Petroleum Ltd.	1,300	35,742			1,300	35,742

		139,916		357,622		497,538
Food & Staples Retailing 0.9%
Metcash Ltd.	13,201	39,867	53,520	160,425	66,721	200,292
Wesfarmers Ltd.	3,900	64,076			3,900	64,076
Woolworths Ltd.	8,700	168,773	10,345	200,684	19,045	369,457

		272,716		361,109		633,825
Food, Beverage & Tobacco 0.3%
Coca-Cola Amatil Ltd.	11,500	76,343			11,500	76,343
Foster’s Group Ltd.	23,101	88,326			23,101	88,326
Lion Nathan Ltd.	9,500	80,889			9,500	80,889

		245,558				245,558
Health Care Equipment & Services 0.1%
Cochlear Ltd.	1,000	36,072			1,000	36,072
Insurance 0.3%
Insurance Australia Group Ltd.	9,600	24,194			9,600	24,194
QBE Insurance Group Ltd.	7,800	123,356			7,800	123,356
Suncorp-Metway Ltd.	13,401	57,175			13,401	57,175

		204,725				204,725
Materials 1.2%
Amcor Ltd.			57,834	201,916	57,834	201,916
BHP Billiton Ltd.	19,401	468,657			19,401	468,657
BlueScope Steel Ltd.			16,824	27,611	16,824	27,611
Boral Ltd.			14,692	43,631	14,692	43,631
Iluka Resources Ltd. *			53,578	127,142	53,578	127,142
Newcrest Mining Ltd.	700	15,119			700	15,119
Rio Tinto Ltd.	500	23,283			500	23,283

		507,059		400,300		907,359
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	5,500	137,060			5,500	137,060
Real Estate 0.2%
CFS Retail Property Trust	10,900	13,032			10,900	13,032
Dexus Property Group	21,601	11,423			21,601	11,423
Goodman Group	12,700	3,399			12,700	3,399
Westfield Group	14,200	110,841			14,200	110,841

		138,695				138,695
Software & Services 0.1%
Computershare Ltd.	6,101	40,437			6,101	40,437
Telecommunication Services 0.1%
Telstra Corp., Ltd.	43,401	104,850			43,401	104,850

5

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Transportation 0.0%
Toll Holdings Ltd.			7,150	30,595	7,150	30,595
Utilities 0.3%
AGL Energy Ltd.	7,101	78,116	16,469	180,283	23,570	258,399

		2,840,563		1,681,200		4,521,763

Austria 0.6%
Banks 0.3%
Erste Group Bank AG			9,259	193,194	9,259	193,194
Capital Goods 0.1%
Strabag SE	1,561	36,008			1,561	36,008
Materials 0.0%
Mayr-Melnhof Karton AG	113	7,691			113	7,691
Telecommunication Services 0.0%
Telekom Austria AG	18	197			18	197
Transportation 0.2%
Oesterreichische Post AG			5,575	162,507	5,575	162,507

		43,896		355,701		399,597

Belgium 1.2%
Diversified Financials 0.1%
Banque Nationale de Belgique	5	9,883			5	9,883
Fortis *			38,930	95,694	38,930	95,694

		9,883		95,694		105,577
Food & Staples Retailing 0.5%
Delhaize Group	5,703	384,435			5,703	384,435
Materials 0.4%
Solvay S.A.	2,801	240,008			2,801	240,008
Umicore	1,507	29,515			1,507	29,515

		269,523				269,523
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
UCB S.A.	5,003	136,088			5,003	136,088

		799,929		95,694		895,623

Bermuda 0.6%
Capital Goods 0.1%
Jardine Matheson Holdings Ltd.	2,400	54,302			2,400	54,302
Jardine Strategic Holdings Ltd.	3,001	35,191			3,001	35,191

		89,493				89,493

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	23,002	51,116			23,002	51,116

Diversified Financials 0.0%
Guoco Group Ltd.	4,001	24,574			4,001	24,574

6

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Energy 0.01%
CNPC Hong Kong Ltd.			80,000	39,693	80,000	39,693
Frontline Ltd.			1,500	28,925	1,500	28,925

				68,618		68,618
Food, Beverage & Tobacco 0.0%
First Pacific Co., Ltd.	12,001	5,479			12,001	5,479
Insurance 0.1%
Hiscox Ltd.	14,002	69,307			14,002	69,307
Real Estate 0.0%
Great Eagle Holdings Ltd.			20,000	27,796	20,000	27,796
Retailing 0.2%
Esprit Holdings Ltd.	12,001	73,527			12,001	73,527
Li & Fung Ltd.	16,001	44,951			16,001	44,951

		118,478				118,478
Technology Hardware & Equipment 0.0%
VTech Holdings Ltd.	1,001	5,002			1,001	5,002

		363,449		96,414		459,863

Cayman Islands 0.0%
Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	5,005	923			5,005	923
Transportation 0.0%
Hopewell Highway Infrastructure Ltd.	47,005	25,681			47,005	25,681

		26,604				26,604

China 0.5%
Banks 0.5%
Bank of China Ltd., Class H			98,000	36,336	98,000	36,336
China Construction Bank Corp., Class H			331,000	190,565	331,000	190,565
Industrial & Commercial Bank of China Ltd., Class H			282,000	161,644	282,000	161,644

				388,545		388,545

Denmark 1.3%
Food, Beverage & Tobacco 0.1%
Danisco A/S	2,103	68,742			2,103	68,742
Materials 0.2%
Novozymes A/S, Class B	2,003	134,848			2,003	134,848
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Novo Nordisk A/S, Class B			4,534	215,732	4,534	215,732
Transportation 0.7%
AP Moller — Maersk A/S, Series A	95	525,553			95	525,553

		729,143		215,732		944,875

Finland 1.2%
Capital Goods 0.3%
Metso Corp. Oyj	3,679	56,322			3,679	56,322

7

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Wartsila Corp. Oyj	4,501	148,365			4,501	148,365

		204,687				204,687
Insurance 0.2%
Sampo Oyj, Class A	10,000	186,509			10,000	186,509
Materials 0.4%
Huhtamaki Oyj			25,936	249,551	25,936	249,551
UPM-Kymmene Oyj	4,168	37,281			4,168	37,281

		37,281		249,551		286,832
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	2,874	41,593			2,874	41,593
Software & Services 0.2%
Tieto Oyj			11,682	149,703	11,682	149,703
Telecommunication Services 0.0%
Elisa Oyj	560	7,388			560	7,388

		477,458		399,254		876,712

France 9.0%
Banks 0.5%
BNP Paribas	4,987	262,482			4,987	262,482
Societe Generale	1,971	100,735			1,971	100,735

		363,217				363,217
Capital Goods 1.1%
Alstom S.A.			996	62,088	996	62,088
Bouygues S.A.	2,264	96,582	1,055	45,006	3,319	141,588
Nexans S.A.	147	6,810			147	6,810
Safran S.A.			2,177	25,983	2,177	25,983
Schneider Electric S.A.			2,952	224,642	2,952	224,642
Thales S.A.	3,762	156,024			3,762	156,024
Vinci S.A.			2,109	93,769	2,109	93,769
Zodiac Aerospace			3,951	115,391	3,951	115,391

		259,416		566,879		826,295
Commercial & Professional Supplies 0.0%
Teleperformance	542	15,621			542	15,621
Consumer Durables & Apparel 0.4%
Christian Dior S.A.	2,588	173,348			2,588	173,348
LVMH Moet Hennessy Louis Vuitton S.A.			1,242	94,330	1,242	94,330
Nexity	904	29,160			904	29,160

		202,508		94,330		296,838
Consumer Services 0.3%
Sodexho	4,428	212,663			4,428	212,663
Insurance 0.6%
Axa S.A. *			14,151	237,761	14,151	237,761
CNP Assurances	101	7,963	2,124	167,468	2,225	175,431

		7,963		405,229		413,192

Materials 0.1%
Air Liquide S.A.			611	49,716	611	49,716
Media 1.3%

8

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
M6 Metropole Television	2,609	48,765			2,609	48,765
Publicis Groupe	274	8,375	6,906	211,081	7,180	219,456
Vivendi	14,988	402,986	9,579	257,570	24,567	660,556

		460,126		468,651		928,777
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Sanofi-Aventis	17,365	1,005,585	9,251	535,745	26,616	1,541,330
Retailing 0.0%
PPR	97	7,431			97	7,431
Software & Services 0.7%
Atos Origin S.A.	2,678	82,559			2,678	82,559
Cap Gemini S.A. *	6,501	242,971	4,816	180,023	11,317	422,994

		325,530		180,023		505,553
Telecommunication Services 1.8%
France Telecom S.A.	43,001	954,599	18,550	411,810	61,551	1,366,409
Transportation 0.1%
Air France-KLM	5,766	64,007			5,766	64,007

Utilities 0.0%
Suez Environnement S.A. *	612	9,314			612	9,314

		3,887,980		2,712,383		6,600,363

Germany 7.0%
Automobiles & Components 0.5%
Bayerische Motoren Werke AG	1,774	61,467			1,774	61,467
Daimler AG — Reg’d			8,447	302,826	8,447	302,826

		61,467		302,826		364,293

Banks 0.1%
Aareal Bank AG			9,414	87,669	9,414	87,669
Capital Goods 0.9%
Bilfinger Berger AG	714	33,905	866	41,123	1,580	75,028
KSB AG	12	4,853			12	4,853
MAN AG			3,190	197,729	3,190	197,729
MTU Aero Engines Holding AG	2,275	76,605	7,174	241,568	9,449	318,173
Tognum AG	5,401	66,001			5,401	66,001

		181,364		480,420		661,784
Consumer Durables & Apparel 0.7%
Adidas AG	220	8,312	8,782	331,804	9,002	340,116
Puma AG Rudolf Dassler Sport *			767	164,367	767	164,367

		8,312		496,171		504,483

Diversified Financials 0.1%
Deutsche Bank AG — Reg’d	2,065	110,067			2,065	110,067
Food, Beverage & Tobacco 0.1%
Suedzucker AG	2,101	40,645			2,101	40,645
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	7,619	188,334			7,619	188,334
Insurance 0.7%
Allianz SE — Reg’d	2,849	262,793			2,849	262,793

9

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d			1,847	255,200	1,847	255,200

		262,793		255,200		517,993
Materials 0.1%
Lanxess AG	1,820	39,293			1,820	39,293
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG *	2,401	119,298	6,456	320,911	8,857	440,209
Merck KGaA	2,200	197,264			2,200	197,264

		316,562		320,911		637,473

Retailing 0.3%
Douglas Holding AG	1,136	46,837			1,136	46,837
Fielmann AG			3,109	190,918	3,109	190,918

		46,837		190,918		237,755
Software & Services 0.0%
Software AG	238	14,871			238	14,871
Telecommunication Services 0.6%
Deutsche Telekom AG — Reg’d.	36,801	445,027			36,801	445,027
Transportation 0.4%
Deutsche Lufthansa AG — Reg’d	10,801	137,772	12,174	154,682	22,975	292,454
Utilities 1.4%
RWE AG	10,718	772,571	3,351	241,568	14,069	1,014,139

		2,625,915		2,530,365		5,156,280

Greece 0.5%
Banks 0.3%
National Bank of Greece S.A.			10,043	208,853	10,043	208,853
Consumer Services 0.2%
OPAP S.A.	3,561	109,703	2,340	72,189	5,901	181,892
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	498	7,506			498	7,506

		117,209		281,042		398,251

Hong Kong 2.3%
Banks 0.1%
BOC Hong Kong (Holdings) Ltd.	7,000	9,887			7,000	9,887
Hang Seng Bank Ltd.	8,201	90,886			8,201	90,886

		100,773				100,773
Capital Goods 0.2%
Hutchison Whampoa Ltd.	21,002	123,689			21,002	123,689
Energy 0.3%
CNOOC Ltd.			191,000	212,899	191,000	212,899
Food, Beverage & Tobacco 0.00%
Vitasoy International Holdings Ltd.	8,001	3,593			8,001	3,593
Real Estate 0.4%
Cheung Kong (Holdings) Ltd.	12,001	123,787			12,001	123,787
Sun Hung Kai Properties Ltd.	4,000	41,351			4,000	41,351
The Link REIT	12,001	23,327			12,001	23,327

10

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
The Wharf (Holdings) Ltd.	12,000	39,483			12,000	39,483
Wheelock & Co., Ltd.			14,000	30,139	14,000	30,139

		227,948		30,139		258,087
Retailing 0.0%
Wing On Co. International Ltd.	21,001	20,150			21,001	20,150
Telecommunication Services 0.0%
China Mobile Ltd.			3,500	30,223	3,500	30,223
Transportation 0.1%
MTR Corp., Ltd.	22,002	55,686			22,002	55,686
Utilities 1.2%
CLP Holdings Ltd.	19,001	128,218	48,000	323,919	67,001	452,137
Hongkong Electric Holdings Ltd.	17,001	100,359	53,000	312,885	70,001	413,244

		228,577		636,804		865,381

		760,416		910,065		1,670,481

Italy 3.5%
Automobiles & Components 0.4%
Fiat S.p.A. *			13,005	127,424	13,005	127,424
Pirelli & C. S.p.A.			433,128	168,500	433,128	168,500

				295,924		295,924
Banks 0.7%
Banco Popolare Societa Cooperativa	37,561	246,760			37,561	246,760
Intesa Sanpaolo S.p.A.	51,668	164,604			51,668	164,604
UniCredit S.p.A.	43,405	105,687			43,405	105,687

		517,051				517,051
Capital Goods 0.2%
Finmeccanica S.p.A.	4,453	62,716			4,453	62,716
Prysmian S.p.A.			5,766	70,111	5,766	70,111

		62,716		70,111		132,827
Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	983	7,782			983	7,782
Insurance 0.1%
Milano Assicurazioni S.p.A.			10,311	31,515	10,311	31,515
Unipol Gruppo Finanziario S.p.A.	63,002	78,293			63,002	78,293

		78,293		31,515		109,808
Materials 0.0%
Buzzi Unicem S.p.A.	616	9,005			616	9,005
Media 0.0%
Seat Pagine Gialle S.p.A. *			8,076	2,100	8,076	2,100
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.			37,929	218,316	37,929	218,316
Telecommunication Services 0.8%
Telecom Italia S.p.A.	454,559	574,785			454,559	574,785
Utilities 1.0%
Enel S.p.A.	123,305	668,361	10,688	57,934	133,993	726,295

		1,917,993		675,900		2,593,893

11

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Japan 23.6%
Automobiles & Components 2.7%
Aisan Industry Co., Ltd.	200	1,226			200	1,226
Bridgestone Corp.	15,800	235,512			15,800	235,512
Denso Corp.	2,300	54,369			2,300	54,369
Fuji Heavy Industries Ltd.	18,000	72,487			18,000	72,487
Honda Motor Co., Ltd.	2,300	67,406			2,300	67,406
Kanto Auto Works Ltd.	1,400	15,242			1,400	15,242
Mazda Motor Corp.	16,000	39,844			16,000	39,844
Musashi Seimitsu Industry Co., Ltd.	600	7,588			600	7,588
Nhk Spring Co., Ltd.			39,000	181,197	39,000	181,197
Nippon Seiki Co., Ltd.	2,000	18,039			2,000	18,039
Nissan Motor Co., Ltd.	42,401	221,306			42,401	221,306
Nissan Shatai Co., Ltd.	4,000	25,235	30,000	189,260	34,000	214,495
Suzuki Motor Corp.	6,500	122,596			6,500	122,596
The Yokohama Rubber Co., Ltd.			26,000	113,274	26,000	113,274
Topre Corp.	100	823			100	823
Toyota Auto Body Co., Ltd.	2,200	35,251			2,200	35,251
Toyota Industries Corp.	3,900	103,927			3,900	103,927
Toyota Motor Corp.	9,900	391,830			9,900	391,830
Unipres Corp.	500	3,666			500	3,666
Yamaha Motor Co., Ltd.	6,500	68,711			6,500	68,711

		1,485,058		483,731		1,968,789
Banks 1.7%
Fukuoka Financial Group, Inc.	30,000	92,447			30,000	92,447
Hokuhoku Financial Group, Inc.			36,000	63,505	36,000	63,505
Kiyo Holdings, Inc.			116,000	139,251	116,000	139,251
Mitsubishi UFJ Financial Group, Inc.	21,800	118,916			21,800	118,916
Resona Holdings, Inc.			9,300	124,964	9,300	124,964
Sapporo Hokuyo Holdings, Inc. *	11,000	31,783			11,000	31,783
The 77 Bank Ltd.	6,000	30,747	25,000	128,111	31,000	158,858
The Aichi Bank Ltd.	400	28,929			400	28,929
The Bank of Kyoto Ltd.	8,000	64,213			8,000	64,213
The Chiba Kogyo Bank Ltd. *	1,000	9,402			1,000	9,402
The Eighteenth Bank Ltd.	2,000	5,831			2,000	5,831
The Higashi-Nippon Bank Ltd.	1,000	2,516			1,000	2,516
The Hyakugo Bank Ltd.	6,000	30,316			6,000	30,316
The Mie Bank Ltd.	2,000	5,685			2,000	5,685
The Nishi-Nippon City Bank Ltd.	2,000	4,032			2,000	4,032
The San-in Godo Bank Ltd.	4,000	30,992			4,000	30,992
The Sumitomo Trust & Banking Co., Ltd.	33,001	138,094	42,000	175,756	75,001	313,850
Yamaguchi Financial Group, Inc.	2,000	19,323			2,000	19,323

		613,226		631,587		1,244,813
Capital Goods 1.3%
Aida Engineering Ltd.	1,000	2,778			1,000	2,778
Daimei Telecom Engineering Corp.	2,000	16,481			2,000	16,481
Fuji Machine Manufacturing Co., Ltd.	1,100	9,863			1,100	9,863

12

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Fujitec Co., Ltd.	1,000	3,958			1,000	3,958
Itochu Corp.			34,000	182,310	34,000	182,310
JFE Shoji Holdings, Inc.	5,000	14,185			5,000	14,185
Kamei Corp.	2,000	8,791			2,000	8,791
Kinden Corp.	1,000	8,343			1,000	8,343
Maeda Corp.	6,001	19,338			6,001	19,338
Marubeni Corp.			24,000	87,246	24,000	87,246
Mitsubishi Corp.			10,400	160,050	10,400	160,050
Mitsui & Co., Ltd.			18,000	191,092	18,000	191,092
Nagase & Co., Ltd.	4,000	30,643			4,000	30,643
Nippon Sheet Glass Co., Ltd.	4,000	11,333			4,000	11,333
Sumikin Bussan Corp.	4,000	8,187			4,000	8,187
Sumitomo Corp.			18,000	156,682	18,000	156,682
Takeuchi Mfg. Co., Ltd.	400	2,831			400	2,831
Toyo Engineering Corp.			13,000	41,370	13,000	41,370

		136,731		818,750		955,481
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	11,000	116,444			11,000	116,444
Toppan Forms Co., Ltd.	300	3,235	14,700	158,507	15,000	161,742

		119,679		158,507		278,186
Consumer Durables & Apparel 0.9%
Goldcrest Co., Ltd.			2,410	55,249	2,410	55,249
Kurabo Industries Ltd.	6,000	11,708			6,000	11,708
NAMCO BANDAI Holdings, Inc.			14,600	145,274	14,600	145,274
Nikon Corp.	10,000	132,532			10,000	132,532
Onward Holdings Co., Ltd.	1,000	6,050			1,000	6,050
Panasonic Corp.	12,101	177,320			12,101	177,320
Roland Corp.	600	7,197			600	7,197
Sanki Engineering Co., Ltd.			4,000	26,985	4,000	26,985
Shimano, Inc.	2,400	71,003			2,400	71,003
SRI Sports Ltd.	3	2,156			3	2,156
Tokyo Style Co., Ltd.	2,000	14,747			2,000	14,747
Yamaha Corp.	900	10,284			900	10,284

		432,997		227,508		660,505
Consumer Services 0.2%
Oriental Land Co., Ltd.			2,100	132,126	2,100	132,126
Resorttrust, Inc.	200	1,934			200	1,934
Royal Holdings Co., Ltd.	200	2,054			200	2,054
Saint Marc Holdings Co., Ltd.	100	2,527			100	2,527

		6,515		132,126		138,641
Diversified Financials 0.3%
Acom Co., Ltd.			30	720	30	720
Fuyo General Lease Co., Ltd.	600	10,091			600	10,091
Hitachi Capital Corp.			12,400	136,577	12,400	136,577
Takefuji Corp.			12,520	67,299	12,520	67,299
Tokai Tokyo Financial Holdings, Inc.	3,000	6,649			3,000	6,649

		16,740		204,596		221,336

13

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Energy 0.1%
Itohchu Enex Co., Ltd.	1,700	9,400			1,700	9,400
Nippon Mining Holdings, Inc.	19,000	86,272			19,000	86,272

		95,672				95,672
Food & Staples Retailing 1.0%
Aeon Co., Ltd.	15,201	119,013			15,201	119,013
Cawachi Ltd.	500	7,683			500	7,683
Circle K Sunkus Co., Ltd.	2,100	29,474			2,100	29,474
Create S.D. Co., Ltd.	500	8,041			500	8,041
FamilyMart Co., Ltd.	2,200	60,538			2,200	60,538
Kasumi Co., Ltd.	1,000	4,099			1,000	4,099
Lawson, Inc.			3,100	120,562	3,100	120,562
Matsumotokiyoshi Holdings Co., Ltd.			1,600	28,167	1,600	28,167
Ministop Co., Ltd.	200	2,840			200	2,840
Seven & I Holdings Co., Ltd.	14,100	318,613			14,100	318,613
Uny Co., Ltd.	6,000	44,085			6,000	44,085

		594,386		148,729		743,115
Food, Beverage & Tobacco 2.0%
Ajinomoto Co., Inc.	12,000	88,106			12,000	88,106
Asahi Breweries Ltd.	8,800	110,432	20,500	257,255	29,300	367,687
House Food Corp.	2,000	27,192			2,000	27,192
Japan Tobacco, Inc.	69	173,355			69	173,355
Kirin Holdings Co., Ltd.	16,001	176,048			16,001	176,048
MEIJI Holdings Co., Ltd.	1,200	36,625			1,200	36,625
Mikuni Coca-Cola Bottling Co., Ltd.	1,100	8,404			1,100	8,404
Nippon Meat Packers, Inc.			12,000	123,549	12,000	123,549
Nisshin Seifun Group, Inc.			22,500	231,663	22,500	231,663
Toyo Suisan Kaisha Ltd.			11,000	215,062	11,000	215,062

		620,162		827,529		1,447,691
Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	500	19,395			500	19,395
BML, Inc.	200	3,532			200	3,532
Hitachi Medical Corp.	2,000	15,743			2,000	15,743
Suzuken Co., Ltd.	2,300	56,822			2,300	56,822

		95,492				95,492
Household & Personal Products 0.6%
Aderans Holdings Co., Ltd.	500	4,844			500	4,844
Kao Corp.	9,000	168,329			9,000	168,329
Kobayashi Pharmaceutical Co., Ltd.			2,900	94,425	2,900	94,425
Kose Corp.	1,500	30,206			1,500	30,206
Lion Corp.	3,000	13,719			3,000	13,719
Mandom Corp.	200	3,600			200	3,600
Milbon Co., Ltd.	200	4,068			200	4,068
Shiseido Co., Ltd.	7,000	122,895			7,000	122,895

		347,661		94,425		442,086
Insurance 0.8%
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,100	248,280			9,100	248,280
NIPPONKOA Insurance Co., Ltd.	7,000	37,956			7,000	37,956
T&D Holdings, Inc.	3,800	113,610			3,800	113,610

14

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Tokio Marine Holdings, Inc.			7,900	208,349	7,900	208,349

		399,846		208,349		608,195
Materials 2.3%
Earth Chemical Co., Ltd.	100	2,466			100	2,466
Godo Steel Ltd.			68,000	176,455	68,000	176,455
JFE Holdings, Inc.	8,300	226,699			8,300	226,699
Kaneka Corp.	12,000	69,587			12,000	69,587
Mitsubishi Chemical Holdings Corp.	26,500	100,927			26,500	100,927
Nippon Paper Group, Inc.	1,000	28,382	5,200	147,587	6,200	175,969
Nippon Soda Co., Ltd.			62,000	203,439	62,000	203,439
Nisshin Steel Co., Ltd.	2,000	3,859			2,000	3,859
Rengo Co., Ltd.			18,000	89,912	18,000	89,912
Shin-Etsu Chemical Co., Ltd.			4,400	213,792	4,400	213,792
Sumitomo Chemical Co., Ltd.	37,001	145,632			37,001	145,632
Teijin Ltd.	25,000	64,104			25,000	64,104
Tokyo Steel Manufacturing Co., Ltd.			12,900	132,384	12,900	132,384
Toyo Kohan Co., Ltd.	2,000	7,908			2,000	7,908
Ube Industries Ltd.			35,000	65,997	35,000	65,997

		649,564		1,029,566		1,679,130
Media 0.0%
Daiichikosho Co., Ltd.	1,300	10,428			1,300	10,428
Tohokushinsha Film Corp.	100	690			100	690
TV Asahi Corp.	18	22,905			18	22,905

		34,023				34,023
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Astellas Pharma, Inc.	8,100	263,388			8,100	263,388
Daiichi Sankyo Co., Ltd.	13,901	232,421			13,901	232,421
Dainippon Sumitomo Pharma Co., Ltd.	10,000	79,369			10,000	79,369
Eisai Co., Ltd.	2,700	72,456			2,700	72,456
Kyowa Hakko Kogyo	7,000	61,907			7,000	61,907
Mitsubishi Tanabe Pharma Corp.	9,000	85,905			9,000	85,905
Nippon Shinyaku Co., Ltd.	2,000	17,854			2,000	17,854
Ono Pharmaceutical Co., Ltd.	1,300	55,155			1,300	55,155
Taisho Pharmaceutical Co., Ltd.	5,000	91,480			5,000	91,480
Takeda Pharmaceutical Co., Ltd.	9,500	336,915			9,500	336,915
Torii Pharmaceutical Co., Ltd.	600	7,948			600	7,948

		1,304,798				1,304,798

Real Estate 0.8%
Daito Trust Construction Co., Ltd.			3,500	145,943	3,500	145,943
Leopalace21 Corp.			19,100	139,913	19,100	139,913
Nomura Real Estate Holdings, Inc.			17,300	283,203	17,300	283,203

				569,059		569,059

Retailing 0.3%
AOKl Holdings, Inc.	1,000	8,840			1,000	8,840
Aoyama Trading Co., Ltd.	1,400	20,142			1,400	20,142
AT-Group Co., Ltd.	2,000	14,677			2,000	14,677

15

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Belluna Co., Ltd.	1,250	3,896			1,250	3,896
J. Front Retailing Co., Ltd.	15,001	61,613			15,001	61,613
Kohnan Shoji Co., Ltd.	400	3,512			400	3,512
Marui Group Co., Ltd.	6,800	37,613			6,800	37,613
Nafco Co., Ltd.	200	1,937			200	1,937
Sazaby League Ltd.	500	5,342			500	5,342
Takashimaya Co., Ltd.	9,000	56,183			9,000	56,183

		213,755				213,755
Semiconductors & Semiconductor Equipment 0.3%
Mimasu Semiconductor Industry Co., Ltd.			11,900	136,862	11,900	136,862
Sumco Corp.	4,500	66,115			4,500	66,115

		66,115		136,862		202,977
Software & Services 0.1%
Hitachi Software Engineering Co., Ltd.			8,000	98,653	8,000	98,653

Technology Hardware & Equipment 2.4%
Canon, Inc.			11,900	356,116	11,900	356,116
FUJIFILM Holdings Corp.	8,900	228,981			8,900	228,981
Fujitsu Ltd.	41,000	175,643			41,000	175,643
Furuno Electric Co., Ltd.	900	4,350			900	4,350
Hitachi Ltd.	56,001	195,682			56,001	195,682
Hitachi Maxell Ltd.	1,700	16,435			1,700	16,435
Hosiden Corp.	1,300	15,960			1,300	15,960
Murata Manufacturing Co., Ltd.	4,500	182,379			4,500	182,379
NEC Corp.	47,000	156,260			47,000	156,260
OMRON Corp.	5,200	77,720			5,200	77,720
Ricoh Co., Ltd.	3,000	37,092			3,000	37,092
Riso Kagaku Corp.	600	5,408			600	5,408
Seiko Epson Corp.			10,500	148,295	10,500	148,295
Tdk Corp.	3,200	145,936			3,200	145,936
Toshiba Tec Corp.	6,000	21,250			6,000	21,250

		1,263,096		504,411		1,767,507

Telecommunication Services 1.4%
KDDI Corp.	61	274,318			61	274,318
Nippon Telegraph & Telephone Corp.	7,100	267,531			7,100	267,531
NTT DoCoMo, Inc.	211	294,427	118	164,656	329	459,083
Okinawa Cellular Telephone Co.	6	9,628			6	9,628

		845,904		164,656		1,010,560

Transportation 1.2%
Central Japan Railway Co.	33	195,602			33	195,602
Japan Airlines Corp. *	57,001	111,231			57,001	111,231
Kawasaki Kisen Kaisha Ltd.	5,000	18,839			5,000	18,839
Mitsui O.S.K. Lines Ltd.			29,000	165,720	29,000	165,720
Nippon Yusen Kabushiki Kaisha	20,000	81,926	38,000	155,300	58,000	237,226
Seino Holdings Co., Ltd.	6,000	32,719			6,000	32,719

16

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
West Japan Railway Co.	40	122,667			40	122,667

		562,984		321,020		884,004

Utilities 0.9%
Chubu Electric Power Co., Inc.	4,500	98,933			4,500	98,933
Electric Power Development Co., Ltd.	3,200	93,325	7,300	213,217	10,500	306,542
Tohoku Electric Power Co., Inc.	10,900	227,344			10,900	227,344

		419,602		213,217		632,819
		10,324,006		6,973,281		17,297,287

Luxembourg 0.0%
Real Estate 0.0%
Gagfah S.A.	1,243	7,707			1,243	7,707

Malaysia 0.1%
Food, Beverage & Tobacco 0.1%
British American Tobacco Malaysia Berhad			4,600	57,427	4,600	57,427

Mexico 0.1%
Materials 0.1%

Grupo Mexico S.A.B. de C.V., Series B			104,381	80,898	104,381	80,898

Netherlands 2.7%
Banks 0.0%
Van Lanschot N.V. CVA	147	7,468			147	7,468

Capital Goods 0.4%
European Aeronautic Defence & Space Co.			3,538	51,066	3,538	51,066
Koninklijke (Royal) Philips Electronics N.V.	11,590	209,100			11,590	209,100

		209,100		51,066		260,166

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	4,801	110,136			4,801	110,136

Diversified Financials 0.4%
ING Groep N.V. CVA	9,223	84,060	25,583	233,194	34,806	317,254

Food & Staples Retailing 0.5%
Koninklijke Ahold N.V.	28,240	309,379	4,277	46,859	32,517	356,238

Food, Beverage & Tobacco 0.2%
Nutreco Holding N.V.	1,226	42,040			1,226	42,040
Unilever N.V.			6,217	123,018	6,217	123,018

		42,040		123,018		165,058

17

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Materials 0.3%
James Hardie Industries N.V.	1,700	5,683			1,700	5,683
Koninklijke DSM N.V.	6,501	201,579			6,501	201,579

		207,262				207,262

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	14,373	94,397			14,373	94,397

Technology Hardware & Equipment 0.3%
Gemalto N.V. CVA *			5,918	186,342	5,918	186,342

Transportation 0.4%
TNT N.V.	14,060	259,100			14,060	259,100
		1,322,942		640,479		1,963,421

New Zealand 0.1%
Materials 0.1%
Nufarm Ltd.	4,403	42,246			4,403	42,246

Utilities 0.0%
Vector Ltd.	14,404	17,576			14,404	17,576
		59,822				59,822

Norway 1.2%
Energy 1.2%
StatoilHydro A.S.A.	38,013	708,374			38,013	708,374
TGS Nopec Geophysical Co., A.S.A. *			22,400	165,405	22,400	165,405

		708,374		165,405		873,779

Papua New Guinea 0.0%
Materials 0.0%
Lihir Gold Ltd. *	12,410	26,795			12,410	26,795

Portugal 0.9%
Telecommunication Services 0.3%
Portugal Telecom SGPS S.A. — Reg’d	8,906	67,870	19,352	147,559	28,258	215,429

Utilities 0.6%
EDP — Energias de Portugal S.A.	84,003	305,512	7,953	29,670	91,956	335,182
Redes Energeticas Nacionais S.A.	25,003	103,447			25,003	103,447

		408,959		29,670		438,629
		476,829		177,229		654,058

18

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Republic of Korea 0.5%
Consumer Services 0.1%
Kangwon Land, Inc.			7,290	88,791	7,290	88,791

Food, Beverage & Tobacco 0.1%
KT&G Corp.			885	48,791	885	48,791

Materials 0.3%
Korea Zinc Co., Ltd.			532	57,513	532	57,513
LG Chem Ltd.			1,206	133,157	1,206	133,157

				190,670		190,670

Semiconductors & Semiconductor Equipment 0.0%
Samsung Electronics Co., Ltd.			61	28,461	61	28,461

				28,461		28,461
				356,713		356,713

Singapore 1.1%
Banks 0.1%
DBS Group Holdings Ltd.	3,000	19,072			3,000	19,072
Oversea-Chinese Banking Corp., Ltd.	16,001	63,059			16,001	63,059
United Overseas Bank Ltd.	2,000	15,415			2,000	15,415

		97,546				97,546

Capital Goods 0.2%
Fraser & Neave Ltd.	25,001	43,943			25,001	43,943
SembCorp Industries Ltd.	25,000	45,733			25,000	45,733
Singapore Technologies Engineering Ltd.	34,001	58,659			34,001	58,659

		148,335				148,335

Energy 0.1%
Singapore Petroleum Co., Ltd.			34,000	76,285	34,000	76,285

Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	12,001	28,673			12,001	28,673

Materials 0.0%
NSL Ltd.	15,001	13,844			15,001	13,844

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	5,001	47,822			5,001	47,822

Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	4,001	16,002	20,000	80,012	24,001	96,014

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	26,002	44,675			26,002	44,675

19

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Transportation 0.4%
ComfortDelGro Corp., Ltd.	8,000	7,627	119,000	113,447	127,000	121,074
SIA Engineering Co., Ltd.	14,001	18,534			14,001	18,534
Singapore Airlines Ltd.	9,541	68,612	7,000	50,345	16,541	118,957

		94,773		163,792		258,565
		491,670		320,089		811,759

Spain 4.6%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	18,913	204,962	3,174	34,399	22,087	239,361
Banco de Sabadell S.A.			11,508	66,408	11,508	66,408
Banco Santander S.A.	40,602	390,529	49,739	478,436	90,341	868,965

		595,491		579,243		1,174,734

Diversified Financials 0.2%
Corporacion Financiera Alba S.A.			2,826	121,749	2,826	121,749

Energy 0.9%
Repsol YPF S.A.	33,602	638,658			33,602	638,658

Food, Beverage & Tobacco 0.0%
Ebro Puleva S.A.	1,202	17,076			1,202	17,076

Telecommunication Services 1.5%
Telefonica S.A.	27,839	527,403	30,395	575,867	58,234	1,103,270

Utilities 0.4%
Endesa S.A.			10,588	227,677	10,588	227,677
Gas Natural SDG S.A.	3,431	54,372			3,431	54,372

		54,372		227,677		282,049
		1,833,000		1,504,536		3,337,536

Sweden 3.0%
Banks 0.6%
Nordea Bank AB	15,754	117,169	44,728	332,702	60,482	449,871

Capital Goods 0.4%
Alfa Laval AB			13,300	117,811	13,300	117,811
Skanska AB, B Shares			16,101	173,666	16,101	173,666

				291,477		291,477

Diversified Financials 0.1%
L E Lundbergforetagen AB, B Shares			1,022	39,099	1,022	39,099

Materials 0.3%
Svenska Cellulosa AB, A Shares	913	8,892			913	8,892

20

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Svenska Cellulosa AB, B Shares	18,165	175,134			18,165	175,134

		184,026				184,026
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	13,122	87,405			13,122	87,405

Technology Hardware & Equipment 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	61,124	519,164			61,124	519,164

Telecommunication Services 0.8%
Tele2 AB, B Shares	16,001	150,805			16,001	150,805
TeliaSonera AB	100,001	469,197			100,001	469,197

		620,002				620,002
		1,527,766		663,278		2,191,044

Switzerland 5.5%
Banks 0.2%
Banque Cantonale Vaudoise — Reg’d	351	119,436			351	119,436

Capital Goods 0.5%
Geberit AG — Reg’d			1,488	158,584	1,488	158,584
Schindler Holding AG			3,033	159,000	3,033	159,000
Sulzer AG — Reg’d	1,258	68,319			1,258	68,319

		68,319		317,584		385,903

Diversified Financials 0.5%
Credit Suisse Group AG — Reg’d	4,427	172,992			4,427	172,992
UBS AG — Reg’d *	13,265	182,201			13,265	182,201
Vontobel Holding AG — Reg’d	768	17,045			768	17,045

		372,238				372,238

Food, Beverage & Tobacco 0.5%
Nestle S.A. — Reg’d			11,407	371,831	11,407	371,831

Insurance 0.9%
Baloise Holding AG — Reg’d	1,915	140,510	858	62,987	2,773	203,497
Helvetia Holding AG — Reg’d	300	77,769			300	77,769
Zurich Financial Services AG — Reg’d	1,655	307,550	222	41,254	1,877	348,804

		525,829		104,241		630,070

Materials 0.1%
Clariant AG — Reg’d *	8,001	45,135			8,001	45,135

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Novartis AG — Reg’d	28,917	1,094,421	13,017	492,671	41,934	1,587,092
Roche Holding AG			1,723	217,277	1,723	217,277

		1,094,421		709,948		1,804,369

21

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Real Estate 0.0%
PSP Swiss Property AG — Reg’d *	190	8,883			190	8,883

Telecommunication Services 0.4%
Swisscom AG — Reg’d	1,182	307,954			1,182	307,954

Transportation 0.0%
Flughafen Zuerich AG — Reg’d	42	8,608			42	8,608
Swissair Group (a)(b)(c) *	30				30	0

		8,608				8,608
		2,550,823		1,503,604		4,054,427

United Kingdom 19.5%
Banks 1.2%
Barclays plc	31,555	128,116	30,000	121,802	61,555	249,918
HSBC Holdings plc	47,416	337,189	18,863	134,143	66,279	471,332
Lloyds Banking Group plc			33,220	53,883	33,220	53,883
Standard Chartered plc	7,115	110,064			7,115	110,064

		575,369		309,828		885,197

Capital Goods 0.4%
BAE Systems plc			40,643	213,852	40,643	213,852
Balfour Beatty plc	10,999	54,314			10,999	54,314
Qinetiq Group plc	16,928	33,063			16,928	33,063

		87,377		213,852		301,229

Commercial & Professional Supplies 0.1%
Regus plc			88,552	100,263	88,552	100,263

Consumer Services 0.3%
Compass Group plc	38,883	184,883			38,883	184,883
Thomas Cook Group plc	15,000	57,903			15,000	57,903

		242,786				242,786

Diversified Financials 0.9%
Investec plc	17,109	81,950			17,109	81,950
Provident Financial plc			15,526	193,346	15,526	193,346
Tullett Prebon plc			93,640	367,193	93,640	367,193

		81,950		560,539		642,489

Energy 5.1%
Acergy S.A.			4,600	35,530	4,600	35,530
AMEC plc			19,595	178,371	19,595	178,371
BG Group plc			22,684	362,214	22,684	362,214
BP plc	53,771	379,972	76,530	540,809	130,301	920,781
Petrofac Ltd.			25,413	214,374	25,413	214,374

22

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Royal Dutch Shell plc, Class A	38,600	885,279			38,600	885,279
Royal Dutch Shell plc, Class B	29,286	662,756	22,487	508,891	51,773	1,171,647

		1,928,007		1,840,189		3,768,196

Food & Staples Retailing 0.1%
J Sainsbury plc	8,399	40,702			8,399	40,702

Food, Beverage & Tobacco 1.2%
British American Tobacco plc	2,700	65,115	13,124	316,508	15,824	381,623
Cadbury plc			29,857	223,250	29,857	223,250
SABMiller plc	10,761	180,439			10,761	180,439
Tate & Lyle plc	22,992	93,185			22,992	93,185

		338,739		539,758		878,497

Household & Personal Products 0.1%
Reckitt Benckiser Group plc			2,760	108,344	2,760	108,344

Insurance 0.6%
Aviva plc	34,109	157,039			34,109	157,039
Jardine Lloyd Thompson Group plc	3,215	20,934			3,215	20,934
Old Mutual plc	191,636	190,925			191,636	190,925
RSA Insurance Group plc	54,169	104,214			54,169	104,214

		473,112				473,112

Materials 0.9%
Anglo American plc			2,952	63,522	2,952	63,522
Antofagasta plc			18,024	155,660	18,024	155,660
Croda International plc			26,234	209,303	26,234	209,303
Filtrona plc			11,071	195,381	11,071	195,381
Rexam plc			8,677	40,192	8,677	40,192

				664,058		664,058

Media 0.6%
Informa plc	10,370	45,324			10,370	45,324
WPP plc	53,001	362,621			53,001	362,621

		407,945				407,945

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
AstraZeneca plc	30,065	1,052,699	9,953	348,507	40,018	1,401,206
GlaxoSmithKline plc	24,000	369,676	29,460	453,777	53,460	823,453

		1,422,375		802,284		2,224,659

Retailing 1.0%
HMV Group plc			77,366	162,514	77,366	162,514
Home Retail Group plc	42,000	154,550			42,000	154,550
Kingfisher plc	117,932	321,033			117,932	321,033
WH Smith plc			17,849	110,004	17,849	110,004

		475,583		272,518		748,101

23

					Pro Forma Combined
					Schwab Fund
	Laudus Fund		Schwab Fund		(Surviving Fund)
	Number		Number
	of	Market	of	Market	Number	Market
	Shares	Value ($)	Shares	Value ($)	of Shares	Value ($)
Software & Services 0.5%
Logica plc	70,001	78,966	83,703	94,484	153,704	173,450
The Sage Group plc	63,000	171,560			63,000	171,560

		250,526		94,484		345,010

Technology Hardware & Equipment 0.1%
Spectris plc	4,625	40,134			4,625	40,134

Telecommunication Services 2.1%
BT Group plc	406,455	560,141			406,455	560,141
Cable & Wireless plc	114,000	251,051			114,000	251,051
Vodafone Group plc	387,559	712,319			387,559	712,319

		1,523,511				1,523,511

Utilities 1.3%
Centrica plc	216,001	722,164			216,001	722,164
Drax Group plc			19,741	150,077	19,741	150,077
International Power plc	15,670	57,266			15,670	57,266

		779,430		150,077		929,507
		8,667,546		5,656,194		14,323,740

United States 0.4%
Health Care Equipment & Services 0.4%
Synthes, Inc.			2,676	270,748	2,676	270,748

Total Common Stock (Cost $91,344,217)		42,587,835		28,712,176		71,300,011

Rights 0.0%
Australia 0.0%
Dexus Property Group (b) *	6,421	359			6,421	359

Total Rights (Cost $- )		359				359

Other Investment Company 1.6%
United States
State Street Institutional Liquid Reserves Fund	308,821	309,821	872,930	872,930	1,181,751	1,182,751

Total Other Investment Company (Cost $1,182,751)		309,821		872,930		1,182,751

End of Investments

24

At 4/30/09, the tax basis cost of the Pro Forma Combined Schwab Fund’s investments was $92,526,968 and the unrealized appreciation and depreciation were $2,340,343 and ($22,384,190), respectively, with a net unrealized depreciation of ($20,043,847).

At 4/30/09, the values of certain foreign securities held by the Pro Forma Combined Schwab Fund’s aggregating $67,800,179 were adjusted from their closing market values following the guidelines adopted by the Fund’s Board of Trustees.

* Non-income producing security.

(a) Bankrupt security/delisted.

(b) Fair-valued by Management.

(c) Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

CVA — Dutch Certificate

Reg’d — Registered

REIT — Real Estate Investment Trust
Pro Forma Statement of Assets and Liabilities (Unaudited)
Laudus Fund, Schwab Fund and Pro Forma Combined Schwab Fund (Surviving Fund)
April 30, 2009

				Pro Forma
				Combined
				Schwab Fund
	Laudus	Schwab	Pro Forma	(Surviving
	Fund	Fund	Adjustments	Fund)

Assets
Investments, at value (cost $92,526,968)	$42,898,015	$29,585,106		$72,483,121
Foreign currency, at value (cost $464,124)	389,409	77,142		466,551
Receivables:
Investments sold	409,457	0		409,457
Dividends	184,670	150,852		335,522
Foreign tax reclaims	93,336	18,516		111,852
Fund shares sold	949	4,246		5,195
Interest	196	481		677
Prepaid expenses	658	4,278		4,936

Total assets	43,976,690	29,840,621		73,817,311

Liabilities
Payables:
Investments bought	413,909	0		413,909
Fund shares redeemed	1,828	9,328		11,156
Transfer agent and shareholder services fees	1,918	1,539		3,457
Investment adviser and administrator fees	1,448	4,766		6,214
Trustees’ fees	620	307		927
Accrued expenses	51,766			51,766

Total liabilities	471,489	15,940		487,429

Net Assets
Total assets	43,976,690	29,840,621		73,817,311
Total liabilities	(471,489)	(15,940)		(487,429)

Net assets	$43,505,201	$29,824,681		$73,329,882

25

					Pro Forma
					Combined
					Schwab Fund
	Laudus	Schwab	Pro Forma		(Surviving
	Fund	Fund	Adjustments		Fund)
Net Assets by Source
Capital received from investors	89,743,867	58,454,458			148,198,325
Net investment income not yet distributed	371,485	304,655			676,140
Net realized capital losses	(36,642,654)	(18,855,164)			(55,497,818)
Net unrealized capital losses	(9,967,497)	(10,079,268)			(20,046,765)

Net Asset Value (NAV) by Shares Class

Investor Shares:
Net Assets	$8,107,099	$18,833,462
Shares Outstanding	1,342,390	3,419,897
Net Assets Value	$6.04	$5.51

Institutional Shares:*
Net Assets		$2,525,728	70,804,154	*	$73,329,882
Shares Outstanding		458,680	12,858,254	**	13,316,934
Net Assets Value		$5.51			$5.51

Select Shares:
Net Assets	$35,398,102	$8,465,491
Shares Outstanding	5,876,272	1,537,098
Net Assets Value	$6.02	$5.51

*	Adjustment includes the total value of Investor Shares ($18,833,462 ) and Select Shares ($8,465,491) in the Schwab Fund that will be combined into Institutional Shares prior to the Reorganization as if the combination of the share classes into a single class of shares occurred on April 30, 2009, and the value of the Investor Shares ($8,107,099) and Select Shares ($35,398,102) of the Laudus Fund as if the Reorganization occurred on April 30, 2009.

**	Represents 7,900,679 shares issued to shareholders of Investor and Select Shares of the Laudus Fund in connection with the Reorganization and 4,957,575 shares issued to shareholders of Investor Shares and Select Shares of the Schwab Fund in connection with the share class combination.

26

Pro Forma Statement of Operations (Unaudited)
Laudus Fund, Schwab Fund and Pro Forma Combined Schwab Fund (Surviving Fund)
For the Period Beginning May 30, 2008 and Ended April 30, 2009

					Pro Forma
					Combined
					Schwab Fund
	Laudus	Schwab	Pro Forma		(Surviving
Investment Income	Fund[1]	Fund[2]	Adjustments*		Fund)

Dividends (net of foreign withholding taxes of $234,510)	$2,111,105	$1,057,086			$3,168,191
Interest	7,305	21,844			29,149

Total investment income	2,118,410	1,078,930			3,197,340

Net Realized Gains and Losses
Net realized losses on investments	(35,406,271)	(18,828,067)			(54,234,338)
Net realized losses on foreign currency transactions	(117,902)	49,026			(68,876)

Net realized losses	(35,524,173)	(18,779,041)			(54,303,214)

Net Unrealized Gains and Losses
Net unrealized losses on investments	(25,356,030)	(10,080,498)			(35,436,528)
Net unrealized losses on foreign currency translations	1,695	1,230			2,925

Net unrealized losses	(25,354,335)	(10,079,268)			(35,433,603)

Expenses
Investment adviser and administrator fees	545,257	304,546			849,803
Transfer agent and shareholder service fees:	18,866	73,343			92,209
Custodian fees	131,625	57,205	(34,560	) (a)	154,270
Professional fees	41,034	46,302	(39,400	) (b)	47,936
Accounting and administration fees	65,736	12,978	(24,100	) (c)	54,614
Registration fees	24,786	47,717			72,503
Distribution and shareholder services fees	32,107	—			32,107
Sub-Accounting fees	23,519	—			23,519
Shareholder reports	7,708	15,764			23,472
Trustees’ fees	5,561	5,380			10,941
Interest expense	3,291	26			3,317
Other expenses	12,496	3,803			16,299

Total expenses	911,986	567,064	(98,060)		1,380,990
Expense reduction by adviser and Schwab	(154,484)	(176,552)	98,060	(d)	(232,976)
Custody credits	(16)	(12)			(28)

Net expenses	757,486	390,500	—		1,147,986

Increase (Decrease) in Net Assets from Operations
Total investment income	2,118,410	1,078,930			3,197,340
Net expenses	(757,486)	(390,500)			(1,147,986)

Net investment income	1,360,924	688,430			2,049,354
Net realized losses	(35,524,173)	(18,779,041)			(54,303,214)
Net unrealized losses	(25,354,335)	(10,079,268)			(35,433,603)

Decrease in net assets from operations	($59,517,584	($28,169,879)			($87,687,463)

[1]	This column has been adjusted to reflect the operations of the Laudus Fund from May 30, 2008 through April 30, 2009.

[2]	This column has been adjusted to reflect the operations of the Schwab Fund from May 30, 2008 (commencement of operations) through April 30, 2009.

*	See “Notes to the Unaudited Pro Forma Combined Financial Statements” on the following page for a description of these adjustments.

27

Notes to the Unaudited Pro Forma Combined Financial Statements
April 30, 2009
1. BASIS OF COMBINATION
     The unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of April 30, 2009, and the related Pro Forma Combined Statement of Operations for the period beginning May 30, 2008 and ended April 30, 2009, reflect the accounts of the Laudus Rosenberg International Equity Fund, a series of Laudus Trust (the “Laudus Fund” or the “Acquired Fund”) and the Schwab International Core Equity Fund, a series of Schwab Capital Trust (the “Schwab Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund’s shares as of the close of business on April 30, 2009.
     The Pro Forma Statements give effect to the proposed transfer of all the assets and liabilities of the Acquired Fund in exchange for shares of the Surviving Fund (the “Reorganization”). In conjunction with the Reorganization, the Surviving Fund will be the accounting survivor. Prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Surviving Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The pro forma financial information of the Surviving Fund has been restated to reflect the capitalization of the Surviving Fund as if the combination of the Surviving Fund’s three share classes into a single class of shares occurred on April 30, 2009.
     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Fund included in their respective Annual Reports and the Surviving Fund’s Semi-Annual Report.
2. SIGNIFICANT ACCOUNTING POLICIES
General—The accounting policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation—The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:
•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has

28

been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Short-term debt securities (60 days or less to maturity): valued at amortized cost, when it approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those Funds in accordance with the 1940 Act for a given day.
3. CAPITAL SHARES
     The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued at April 30, 2009, in connection with the proposed reorganization. Assuming a merger date of April 30, 2009, shareholders of the Laudus Fund’s Investor Shares and Select Shares would have received 1.0968 shares and 1.0940 shares, respectively, of the Schwab Fund in exchange for 1 Investor and 1 Select Share of the Laudus Fund. The Pro Forma Statements assume that all shares of the Acquired Fund outstanding on April 30, 2009, were exchanged, tax free, for shares of the Surviving Fund.
4. PRO FORMA OPERATING EXPENSES
The pro forma adjustments to these pro forma financial statements are comprised of:
(a) Adjustment to eliminate certain duplicated custodian fees for the reporting period;
(b) Adjustment to eliminate certain duplicated audit fees for the reporting period;
(c) Adjustment to eliminate duplicated accounting/administration fees for the reporting period;
(d) Adjustment to reflect the contractual expense limitation in effect for the Surviving Fund.
5. TAX MATTERS
     The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a Fund meets the tax requirements, it is not required to pay federal income tax. Under the terms of the Agreement and Plan of Reorganization, this Reorganization should be treated as a tax-free business combination.
6. FUND EXPENSES
     Effective May 5, 2009, Charles Schwab & Co. Inc., and Charles Schwab Investment Management, Inc. (“CSIM”) have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Surviving Fund to 0.86% for so long as CSIM serves as the adviser to the Fund. This agreement may only be amended or terminated with the approval of the Fund’s Board of Trustees.

29

7. NEW ACCOUNTING STANDARDS
     The Funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective April 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.
     SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2009:

	Laudus		Schwab		Pro Forma Combined
	Fund*		Fund		Schwab Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
	in Securities	Instruments**	in Securities	Instruments**	in Securities	Instruments**
Level 1	$2,632,694	$—	$1,968,008	$—	$4,600,702	$—
Level 2	$40,265,321	$—	$27,617,098	$—	$67,882,419	$—
Level 3	$—	$—	$—	$—	$—	$—

	$42,898,015	$—	$29,585,106	$—	$72,483,121	$—

*	Does not include the trading activities on the last day of the period.

**	The Funds have no Other Financial Instruments at the end of the period.
     On April 9, 2009, FASB issued FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact of the adoption of FSP 157-4 on the Funds’ financial statement disclosures.
     In March 2008, FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the Funds’ financial statement disclosures.

30

     E. MISCELLANEOUS
     Independent Registered Public Accounting Firm
     The audited financial statements of the Funds incorporated by reference into this SAI have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which are included in the Annual Reports.

31

PART C
OTHER INFORMATION
Item 15 Indemnification
          Article VIII of Registrant’s Amended and Restated Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. The relevant language of the Declaration of Trust reads as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Indemnification Not Exclusive
Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”
Item 16 Exhibits

(1)	Articles of Incorporation	Amended and Restated Agreement and Declaration of Trust, dated November 29, 2005 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 81”).

(2)	By-Laws	Amended and Restated By-Laws of the Registrant adopted as of November 16, 2004 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 11, 2005 (hereinafter referred to as “PEA No. 70”).

(3)	Voting Trust Agreements	Not Applicable.

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14;

(5)(a)(1)	Instruments Defining rights of Security Holders	Reference is made to Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Amended and Restated Agreement and Declaration of Trust, referenced in Exhibit 1 above.

(5)(a)(2)		Reference is made to Articles 9 and 11 of the Amended and Restated Bylaws referenced in Exhibit 2, above.

(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (“Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 17, 1997 (hereinafter referred to as “PEA No. 21”).

(6)(a)(2)		Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser, are incorporated herein by reference to Exhibit (D)(ii) of Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2008 (hereinafter referred to as “PEA No. 96”).

(6)(b)(1)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc. dated January 11, 2005 is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on May 30, 2002 (hereinafter referred to as “PEA No. 48”).

(6)(b)(2)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Gardner Lewis Asset Management LP dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005.

(6)(b)(3)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP dated January 11, 2002, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 48.

(6)(b)(4)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TASHO Investment LLC, operating as TAMRO Capital Partners, LLC dated July 1, 2007, is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2009 (hereinafter referred to as “PEA No. 98”).

(6)(b)(5)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated January 14, 2002, is incorporated herein by reference to Exhibit (d)(xiii) of PEA No. 48.

(6)(b)(6)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated January 22, 2002, is incorporated herein by reference to Exhibit (d)(xiv) of PEA No. 48.

(6)(b)(7)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 48.

(6)(b)(8)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, L.L.C. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xvii) of PEA No. 48.

(6)(b)(9)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Mondrian Investment Partners Limited dated May 24, 2006, is incorporated herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 28, 2007 (hereinafter referred to as “PEA No. 83”).

(6)(b)(10)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Wentworth, Hauser & Violich dated May 23, 2006, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 83.

(6)(b)(11)	Investment Sub-Advisory Agreement between Investment Adviser and Neuberger Berman Management, Inc. dated June 8, 2007, is incorporated herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2009 (hereinafter referred to as “PEA No. 99”).

(6)(b)(12)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc. dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 2004 (hereinafter referred to as “PEA No. 60”).

(6)(b)(13)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Harris Associates LP dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 60.

(6)(b)(14)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv) of PEA No. 60.

(6)(b)(15)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi) of PEA No. 60.

(6)(b)(16)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, LP dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii) of PEA No. 60.

(6)(b)(17)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix) of PEA No. 60.

(6)(b)(18)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc. dated January 11, 2005, is incorporated herein by reference to Exhibit (d)(xxx) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005 (hereinafter referred to as “PEA No. 75”).

(6)(b)(19)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxii) of PEA No. 75.

(6)(b)(20)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxv) of PEA No. 75.

(6)(b)(21)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management, Inc. dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvi) of PEA No. 75.

(6)(b)(22)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvii) of PEA No. 75.

(6)(b)(23)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxix) of PEA No. 75.

(6)(c)(1)	Letter Agreement between Registrant, on behalf of certain of its funds and the Schwab 1000 Fund, and the Investment Adviser dated February 24, 2009, is incorporated herein by reference to Exhibit (d)(cci) of PEA No. 99.

(6)(c)(2)		Letter Agreement between Registrant, on behalf of the Schwab Monthly Income Funds, and the Investment Adviser dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 99.

6(c)(3)		Expense Limitation Agreement by and between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”) dated July 1, 2009 is incorporated herein by reference to Exhibit 6(c)(3) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-160048), electronically filed with the SEC on July 23, 2009.

(7)(a)(1)	Underwriting Contracts	Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009 is filed herewith.

(8)	Bonus or Profit Sharing Contracts	Not applicable.

(9)(a)(1)	Custodian Agreements	Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on June 30, 2003.

(9)(a)(2)		Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated July 1, 2003, is incorporated herein by reference to Exhibit (g)(viii) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on July 16, 2003.

(9)(b)(1)		Amended and Restated Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2006 (hereinafter referred to as “PEA No. 79”).

(10)(a)(1)(10)	Rule 12b-1 Plan	Amended and Restated Multiple Class Plan, adopted on February 28, 1996, amended and restated as of February 28, 2007, is incorporated herein by reference to Exhibit (o)(i) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on March 30, 2007.

(10)(a)(2)		Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (10)(a) above is incorporated herein by reference to Exhibit (o)(ii) of PEA No. 96.

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12)	Tax Opinion	Form of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith.

(13)(a)(1)	Other material contracts	License Agreement between Registrant and Standard & Poor’s is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 1999.

(13)(b)(1)		Transfer Agency and service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is filed herewith.

(13)(c)(1)		Shareholder Servicing Plan dated July 1, 2009 is filed herewith.

(13)(d)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(i) of PEA No. 79.

(14)(a)(1)	Other opinions and consent	Consent of PricewaterhouseCoopers LLP is filed herewith.

(14)(a)(2)		Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15)	Omitted financial statements	Not applicable.

(16)(a)(1)	Powers of attorney	Power of Attorney executed by Mariann Byerwalter is filed herewith.

(16)(a)(2)		Power of Attorney executed by William A. Hasler is filed herewith.

(16)(a)(3)		Power of Attorney executed by Gerald B. Smith is filed herewith.

(16)(a)(4)		Power of Attorney executed by Charles R. Schwab is filed herewith.

(16)(a)(5)		Power of Attorney executed by Donald R. Stephens is filed herewith.

(16)(a)(6)		Power of Attorney executed by Randall W. Merk is filed herewith.

(16)(a)(7)		Power of Attorney executed by George Pereira is filed herewith.

(16)(a)(8)		Power of Attorney executed by Walter W. Bettinger, II is filed herewith.

(16)(a)(9)		Power of Attorney executed by Joseph Wender is filed herewith.

(16)(a)(10)		Power of Attorney executed by John F. Cogan is filed herewith.

(16)(a)(11)		Power of Attorney executed by Michael W. Wilsey is filed herewith.

(17)(a)(1)	Code of Ethics	Registrant, Charles Schwab Investment Management Inc. and Charles Schwab & Co., Inc. Code of Ethics effective March 31, 2009, is incorporated herein by reference to Exhibit (p)(i) of PEA No. 99.

(17)(b)(1)		American Century Investment Management, Inc. Code of Ethics dated January 1, 2009, is incorporated herein by reference to Exhibit (q)(ii) of PEA No. 98.

(17)(b)(2)		Harris Associates LLP Code of Ethics, as amended October 17, 2008, is incorporated herein by reference to Exhibit (q)(iii) of PEA No. 98.

(17)(b)(3)		TAMRO Capital Partners, LLC Code of Ethics dated June 15, 2008, is incorporated herein by reference to Exhibit (q)(v) of PEA No. 98.

(17)(b)(4)		TCW Investment Management Company Code of Ethics, dated March 31, 2008, is incorporated herein by reference to Exhibit (q)(vi) of PEA No. 98.

(17)(b)(5)		Thornburg Investment Management, Inc. Code of Ethics dated April 1, 2008, is incorporated herein by reference to Exhibit (q)(vii) of PEA No. 98.

(17)(b)(6)		Tocqueville Asset Management, L.P. Code of Ethics dated July 13, 2007, is incorporated herein by reference to Exhibit (q)(viii) of PEA No. 93.

(17)(b)(7)		William Blair Company, LLC Code of Ethics dated May 9, 2007, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 93.

(17)(b)(8)		Gardner Lewis Asset Management LP Code of Ethics dated May 1, 2008, is incorporated herein by reference to Exhibit (q)(xi) of PEA No. 98.

(17)(b)(9)		Mondrian Investment Partners Limited Code of Ethics effective January 1, 2007, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 83.

(17)(b)(10)		Wentworth, Hauser & Violich Code of Ethics dated December 31, 2008, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 98.

(17)(b)(11)		Neuberger Berman Code of Ethics dated June 2008, is incorporated herein by reference to Exhibit (q)(xiii) of PEA No. 98.

(17)(c)(1)	Additional Materials	Prospectus dated July 29, 2009, with respect to the Laudus Rosenberg International Equity Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Laudus Trust (File No. 811-5547), electronically filed with the SEC on July 29, 2009 (SEC Accession No. 0000950123-09-026813) (referred to herein as “Laudus Trust PEA No. 68”).

(17)(c)(2)		Supplement dated August 12, 2009 to the Prospectus dated July 29, 2009 with respect to the Laudus Rosenberg International Equity Fund is incorporated herein by reference to definitive materials, electronically filed with the SEC by Laudus Trust (File No. 811-5547) on August 12, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-033640).

(17)(c)(3)		Prospectus dated February 28, 2009, with respect to the Schwab International Core Equity Fund is incorporated herein by reference to Part A of PEA No. 98 (SEC Accession No. 0000950134-09-004017).

(17)(c)(4)		Supplement dated April 8, 2009 to the Prospectus dated February 28, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on April 8, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950134-09-007168).

(17)(c)(5)		Supplement dated May 5, 2009 to the Prospectus dated February 28, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on May 5, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950134-09-009323 ).

(17)(c)(6)		Supplement dated July 1, 2009 to the Prospectus dated February 28, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-023376 ).

(17)(c)(7)	Statement of Additional Information dated July 29, 2009 with respect to the Laudus Rosenberg International Equity Fund is incorporated herein by reference to Part B of Laudus Trust PEA No. 68.

(17)(c)(8)	Statement of Additional Information dated February 28, 2009, with respect to the Schwab International Core Equity Fund is incorporated herein by reference to Part B of PEA No. 98 (SEC Accession No. 0000950134-09-004017).

(17)(c)(9)	Statement of Additional Information dated February 28, 2009, as amended July 1, 2009 with respect to the Schwab International Core Equity Fund is incorporated herein by reference to definitive materials electronically filed with the SEC by the Registrant (File No. 811-7704) on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-023376).

(17)(c)(10)	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Laudus Rosenberg International Equity Fund included in the Fund’s Annual Report to Shareholders for the period ended March 31, 2009 — incorporated herein by reference to the Laudus Trust (File No. 811-5547) Annual Report on Form N-CSR filed with the SEC on June 3, 2009 (SEC Accession No. 0000950123-09-010608).

(17)(c)(11)	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab International Core Equity Fund included in the Fund’s Annual Report to Shareholders for the period ended October 31, 2008 are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR electronically filed with the SEC on January 5, 2009 (SEC Accession No. 0000950134-09-000049).

(17)(c)(12)	The unaudited financial statements of the Schwab International Core Equity Fund included in the Fund’s Semi-Annual Report to Shareholders for the period ended April 30, 2009 are incorporated herein by reference to Registrant’s Semi-Annual Report on Form N-CSRS electronically filed with the SEC on June 30, 2009 (SEC Accession No. 0000950123-09-019015).

Item 17 Undertakings
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

Exhibit Index

(7)(a)(1)	Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters

(13)(b)(1)	Transfer Agency and service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009

(13)(c)(1)	Shareholder Servicing Plan dated July 1, 2009

(14)(a)(1)	Consent of PricewaterhouseCoopers LLP

(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP

(16)(a)(1)	Power of Attorney executed by Mariann Byerwalter

(16)(a)(2)	Power of Attorney executed by William A. Hasler

(16)(a)(3)	Power of Attorney executed by Gerald B. Smith

(16)(a)(4)	Power of Attorney executed by Charles R. Schwab

(16)(a)(5)	Power of Attorney executed by Donald R. Stephens

(16)(a)(6)	Power of Attorney executed by Randall W. Merk

(16)(a)(7)	Power of Attorney executed by George Pereira

(16)(a)(8)	Power of Attorney executed by Walter W. Bettinger, II

(16)(a)(9)	Power of Attorney executed by Joseph Wender

(16)(a)(10)	Power of Attorney executed by John F. Cogan

(16)(a)(11)	Power of Attorney executed by Michael W. Wilsey

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 24th day of August, 2009.

SCHWAB CAPITAL TRUST Registrant

Charles R. Schwab*

Charles R. Schwab, Chairman and Trustee
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 24th day of August, 2009.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Michael W. Wilsey* Michael W. Wilsey	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney